                                                         File No. 33-45961
                                                         File No. 811-6569

                    SECURITIES AND EXCHANGE COMMISSION

                         Washington, D. C.  20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

                     Pre-Effective Amendment No. ____
                     Post-Effective Amendment No. 19

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940                                                     X

                             Amendment No. 19

W&R FUNDS, INC.
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                  (Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas             66202-4200
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        (Address of Principal Executive Office)       (Zip Code)

Registrant's Telephone Number, including Area Code  (913) 236-2000
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Kristen A. Richards, P. O. Box 29217, Shawnee Mission, Kansas  66201-9217
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                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective

         _____  immediately upon filing pursuant to paragraph (b)
         _____  on (date) pursuant to paragraph (b)
         _____  60 days after filing pursuant to paragraph (a)(1)
         __X__  on April 1, 2003 pursuant to paragraph (a)(1)
         _____  75 days after filing pursuant to paragraph (a)(2)
         _____  on (date) pursuant to paragraph (a)(2) of Rule 485
         _____  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

    ==================================================================

                DECLARATION REQUIRED BY RULE 24f-2 (a) (1)

     The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). Notice for the
Registrant's fiscal year ended March 31, 2002 was filed on June 27, 2002.

Subject to Completion -- dated _________________

W&R Funds, Inc

Capital ProtectionPlus Fund

The Securities and Exchange Commission has not approved or disapproved the
Funds' securities, or determined whether this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.

This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Prospectus

April 1, 2003

Table of Contents

    AN OVERVIEW OF THE FUND ...........................................

    THE INVESTMENT PRINCIPLES OF THE FUND .............................

     Investment Goal, Principal Strategies and Other Investments

     Risk Considerations of Principal Strategies and Other Investments

  YOUR ACCOUNT ........................................................

     Ways to Set Up Your Account.......................................

     Buying Shares.....................................................

     Selling Shares....................................................

     Distributions and Taxes...........................................

  THE MANAGEMENT OF THE FUND ..........................................

     Portfolio Management..............................................

     Management Fee....................................................

An Overview of the Fund

W&R Funds, Inc.

Capital ProtectionPlus Fund

Goal

The Fund seeks to provide income consistent with preservation of capital and maintenance of a stable net asset value.

Principal Strategies

Under normal market conditions, the Fund invests primarily in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (U.S. Government securities), as well as high quality debt securities issued by U.S. corporations.  High quality debt securities are securities rated within the two highest rating categories by a nationally recognized rating agency (rating agency) such as Standard and
Poor's or Moody's Corporation, or, if unrated, judged by the Fund's investment adviser to be of equivalent quality. The Fund may also invest in mortgage-backed and other asset-backed securities. The debt securities in which the Fund invests pay interest on either a fixed-rate or variable-rate basis.

The Fund has entered into one or more book value maintenance agreements
(wrap contracts) with one or more highly rated financial institutions for the purpose of maintaining the Fund's assets at a stable net asset value
(NAV) per share. In general, a wrap contract obligates the wrap contract provider to maintain the book value of some or all of the Fund's assets.
The Fund is managed so that the average duration of its securities will be between 2.0 and 3.5 years. Duration is a measure of the expected life of the Fund's portfolio on a present value basis reflecting both principal and interest payments.

When selecting securities for the Fund, the Fund's investment adviser considers expected changes in interest rates and in the price relationships among various types of securities. The investment adviser seeks to identify and purchase securities offering the best combination of yield, maturity and relative price performance. The Fund's investment adviser may elect to sell securities in order to buy others which the adviser believes will better serve the objectives of the Fund.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of the Fund.
These include:

* the credit quality, earnings performance and other conditions of the companies whose securities the Fund holds

* an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline

* prepayment of higher-yielding bonds held by the Fund

* adverse bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

The Fund is also subject to risks associated with its use of wrap contracts and with their providers. The Fund may be unable to cover all or a sufficient portion of its securities with wrap contracts. In addition, the credit standing of certain wrap contract providers may deteriorate over time, impairing the value of their contracts, and the Fund may be unable to renegotiate, replace or provide for successor contracts in a timely or economical manner. If either or both of these events were to occur, the NAV of the Fund could be subject to fluctuation.

Because the value of the securities held by the Fund will fluctuate, there is the risk that a shareholder will lose money if the Fund cannot enter into wrap contracts covering those securities or if the value of the Fund's wrap contracts otherwise becomes impaired. The Fund cannot guarantee that the combination of securities and wrap contracts will provide a constant
NAV or current income.

The Fund's wrap contracts typically will cause the Fund's yield to rise and fall more slowly when interest rates change than the yield of a conventional bond or money market fund, so the Fund's yield may not reflect current market rates. Also, purchases and redemptions by Fund shareholders may increase or decrease the "crediting rate," the rate of return on the portion of the Fund covered by wrap contracts, which may increase or decrease the Fund's yield. Under extreme circumstances, the crediting rate, and thus the Fund's yield, could be reduced to zero for an extended period.
Because of these adjustments to the crediting rate, a Fund shareholder may realize more or less than the actual investment return on the Fund's covered assets. Under certain circumstances, the Fund may be obligated under the wrap contracts to maintain a high percentage of its assets in short-term investments or cash, which would result in reduced income for the Fund.

The Fund may not be able to maintain a constant share price if any governmental or self-regulatory authority determines that it is not appropriate to value wrap contracts as the difference between the market value Fund's covered assets and their book value or if the Fund's Board of
Directors determines that such valuation is not appropriate.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $10.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest

This Fund is available only to certain tax-advantaged retirement or savings plans and individual retirement accounts (IRAs). The Fund is designed for investors who are risk-averse and seek to preserve principal while earning current income. You should consider whether the Fund fits your particular investment objectives.

Performance

Capital ProtectionPlus Fund

The Fund has not been in operation for a full calendar year; therefore, it does not have performance information to include in a bar chart or performance table reflecting average annual returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load) Imposed
    on Purchases (as a percentage
    of offering price)                               3.25%

   Redemption Fee
    (as a percentage of the amount
    redeemed)[1]                                     2.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                      0.70%
Distribution and
   Service (12b-1) Fees                              0.25%
Wrap Contract Fees                                   0.20%
Other Expenses                                       0.35%
Total Annual Fund
   Operating Expenses                                1.50%

[1]You may be subject to a redemption fee equal to 2% of the amount you redeem if the Fund Protection Trigger (Trigger) is active the day your redemption order is received in good order by the Fund. See Selling Shares-
-Redemption Fee to determine when the Trigger is considered active, and to whom it may apply.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The 2% redemption fee may apply even after the 3 year period shown in the example below and, if applicable, will also apply to reinvested dividends. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                       1 Year    3 Years
If shares are redeemed
 at end of period:                     $473      $784

If shares are redeemed
 at end of period when
 redemption fee is applicable:         $673      $998

If shares are not redeemed
 at end of period:                     $473      $784

The Investment Principles of the Fund

Investment Goal, Principal Strategies and Other Investments

The Fund's goal is to provide income consistent with preservation of capital and maintenance of a stable net asset value. The Fund seeks to achieve this goal by primarily investing in U.S. Government securities, high quality debt securities issued by U.S. corporations, mortgage-backed and other asset-backed securities, and floating and variable rate securities. The Fund's investment adviser expects that careful selection of securities and wrap contract providers will enable the Fund to meet its investment objective of a constant NAV per share, although there is no guarantee that the Fund will meet this objective.

In selecting securities for the Fund's portfolio, the Fund's investment adviser may look at a number of factors, including:

* the credit quality of the issuer or guarantor of a security

* the maturity of the security

* the relative value of the security

The Fund also invests in wrap contracts which cover certain assets of the
Fund and are intended to reduce or eliminate the volatility of the Fund's
NAV. A wrap contract is an agreement between the Fund and a financial institution, typically a bank or insurance company (a wrap provider) whose long-term debt obligations are rated, when the agreement is entered into, in one of the top two rating categories. Generally, a wrap contract obligates the wrap provider to maintain certain Fund assets at their "book value" if certain events occur. "Book value" is the price the Fund paid for the covered assets plus interest on those assets accrued at the crediting rate specified under the wrap contract. The Fund's return is based on the crediting rate. Although the crediting rate will generally reflect movements in prevailing interest rates, it may be more or less than the prevailing interest rate or the actual income earned on the Fund's covered assets.

A typical wrap contract provides for adjustment of the crediting rate under various circumstances, such as if there is a default on any of the Fund's assets covered by the wrap contract or as the difference between the market value and the book value of the covered assets otherwise varies. The crediting rate may also change due to increases and decreases in the amount of covered assets attributable to purchases or certain redemptions of Fund shares. The impact of these circumstances depends on whether the market value of the covered assets is higher or lower than the assets' book value.
The crediting rate under a wrap contract will not fall below zero.

If the market value of covered assets is higher than their book value, the crediting rate will ordinarily be higher than the yield on the covered assets. In this situation, cash from purchases of Fund shares will tend to lower the crediting rate and, thus, the Fund's return; conversely, redemptions of Fund shares will tend to increase the crediting rate and the
Fund's return. If the market value of covered assets is lower than their book value, the crediting rate will ordinarily be lower than the yield on the covered assets. In this situation, cash from purchases of Fund shares will tend to increase crediting rate and the Fund's return; conversely, redemptions of Fund shares will tend to decrease the crediting rate and the
Fund's return.

Wrap contracts may vary as to when payments, if any, between the Fund and the wrap contract provider must be made. Typically, payments under a wrap contract are due only upon termination of the contract, upon complete liquidation of the assets covered by the contract or upon a decline in the market value of the covered assets below a specified threshold. However, certain terminations, such as a termination in order to substitute a new wrap contract, might not trigger any payment obligation under the prior wrap contract.

Under normal circumstances, the value of a wrap contract is the difference between the aggregate book value and the current market value of covered assets. The Fund expects to pay an annual fee of between 0.15% and 0.22% on the book value of assets in the Fund that are covered by wrap contracts.

A wrap contract is deemed to be an illiquid asset of the Fund. Wrap contracts are not actively traded and may not be transferred without the consent of the wrap provider. In addition to liquidity risk, wrap contracts are subject to the credit risk of the wrap provider, and also to the risk that the Fund may be unable to replace a wrap contract that is maturing or subject to termination. Although wrap contracts are designed to reduce the volatility of the Fund's NAV, they may not always be able to do so.

The Fund also seeks to maintain a stable NAV through management of the duration of the fixed-income securities it holds. Duration is a calculation that seeks to measure the price sensitivity of a bond, or a mutual fund that primarily invests in debt securities, to changes in interest rates.
Duration measures this sensitivity more accurately because it takes into account the time value of cash flows generated over the life of the debt security. Future interest and principal payments are discounted to reflect their present value and are then multiplied by the number of years they will be received to produce a value expressed in years--the duration.
Effective duration takes into account call features and sinking fund payments that may shorten a debt security's life.

When the Fund's investment adviser believes that a temporary defensive position is desirable, due to present or anticipated economic, political or market conditions, or if required under its wrap contract(s), the Fund may invest up to all of its assets in cash or money market obligations. Should this occur, the Fund may not achieve its investment objective.

You will find more information about the Fund's permitted investments and strategies, as well as the restrictions that apply to them, in the Fund's
Statement of Additional Information (SAI).

Risk Considerations of Principal Strategies
and Other Investments

Risks exist in any investment. Because the value of the securities held by the Fund will fluctuate, there is the risk that a shareholder will lose money if the Fund cannot enter into wrap contracts covering those securities or if the value of the Fund's wrap contracts are not valued at the difference between the covered assets' market value and their book value. In addition, the Fund is subject to the following particular risks.

Market risk is the possibility of a change in the price of the security because of market factors including changes in interest rates. Bonds with longer maturities are more interest-rate sensitive. For example, if interest rates increase, the value of a bond with a longer maturity is more likely to decrease.

Financial, or credit, risk is based on the financial situation of the issuer of the security or wrap contract, including the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Fund owns. The Fund tries to limit this risk by purchasing investment-
grade debt securities. With respect to the Fund's wrap contracts, the Fund is subject to the credit risk of the wrap provider. Wrap providers do not assume the credit risk associated with the issuer of any covered asset. If an issuer of a security defaults on payments of principal or interest or has its credit rating downgraded below investment grade, the security may cease to be an asset covered by the wrap contract and, thus, may cause the
Fund's NAV to fluctuate.

Prepayment risk and extension risk is the possibility that, during periods of falling interest rates, a debt security with a high stated
interest rate will be prepaid before its expected maturity date. The issuers of mortgage-backed and other asset-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Another risk of prepayment is the risk that because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. Changes in prepayment rates can make the price and yield of mortgage-and asset-backed securities volatile. When mortgage- and asset-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate thereby effectively lengthening the maturity of the securities and making them more sensitive to interest rate changes. Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates the anticipated maturity of a security may be extended past what the investment adviser anticipated, affecting the maturity and volatility of the Fund.
Under normal conditions, the Fund's use of wrap contracts is expected to mitigate the effects of prepayment and extension risk on the Fund's NAV.
However, there can be no assurance that the Fund's use of wrap contracts will be effective to eliminate prepayment risks. In addition, prepayments may affect the current yield of the Fund.

Liquidity risk is the risk that a debt security that the Fund purchases cannot be sold, or cannot be sold quickly, at an acceptable price. The Fund seeks to limit liquidity risk by investing primarily in relatively short-
term, investment-grade securities, and by maintaining a reasonable cash balance to fund redemptions and investment opportunities.

Although there is no current intention to do so, the Board of Directors of
W&R Funds, Inc. may change the Fund's investment goal without seeking shareholder approval.

Your Account

The Fund offers Class A shares to the following eligible investors:

* employee benefit plans qualified under Section 401(a) of the Internal
  Revenue Code of 1986, as amended (the Code)

* governmental plans as defined in Section 414(d) of the Code

* eligible deferred compensation plans as defined in Section 457 of the
  Code

* employee benefit plans qualifying under Section 403(b) of the Code

* bank maintained collective investment funds that exclusively hold assets of U.S. employee benefit plans qualified under Section 401(a) of the
  Code and are tax exempt under Section 501(a) of the Code

* other plans eligible to invest in bank-maintained collective funds

* investors who wish to purchase the Fund's shares through an individual retirement account (as defined in Sections 408 and 408A of the Code), including a traditional IRA, ROTH IRA, Coverdell Education Savings
  Account, SEP-IRA, SIMPLE IRA and KEOGH plan

Qualified (or other retirement) plan--or contract-directed--purchases, exchanges and redemptions are handled in accordance with terms of the retirement plans or variable insurance products, subject to Fund restrictions contained herein. Since the retirement plans or variable insurance contracts may have different provisions with respect to timing and method of purchases, exchanges and redemptions, beneficial owners of the Fund should contact their designated financial intermediary directly for details concerning transactions.

To be eligible to purchase shares of the Fund, the plan or other institution must restrict individual participants from transferring assets from the Fund to another fixed income investment option which has a targeted average duration of three years or less or which seeks to maintain a stable value (a Competing Fund). Alternatively, if a Competing Fund is an
option for participant transfers, participants must be required to transfer assets to an investment option which is not a Competing Fund for a period of at least 90 days before the assets can be transferred into a Competing
Fund.

Class A shares are subject to an initial sales charge when you buy them, based on the amount of your investment, according to the table below.

                                             Sales Charge    Reallowance
                                               as Approx.     to Dealers
                               Sales Charge    Percent of     as Percent
Size of                       as Percent of       Amount     of Offering
Purchase                     Offering Price     Invested         Price
--------                        -----------    ----------    -----------
Under $100,000                        3.25%       3.36%         2.75%

$100,000 to less than $300,000        2.50        2.56          2.00

$300,000 to less than $500,000        1.50        1.52          1.20

$500,000 to less than $1,000,000      1.00        1.01          0.75

$1,000,000 to less than $2,000,000    0.50        0.50          0.35

$2,000,000 and over                   0.00        0.00          0.25

Waddell & Reed, Inc. (Waddell & Reed) or its affiliates may pay additional compensation from its own resources to securities dealers based upon the value of shares of a Fund owned by the dealer for its own account or for its customers, including compensation for shares of the Fund purchased by customers of such dealers without payment of a sales charge.

Sales Charge Reductions and Waivers

Lower sales charges are available by:

* Combining additional purchases of Class A shares of any of the funds in
  Waddell & Reed Advisors Funds, W&R Funds, Inc. and/or Waddell & Reed
  InvestEd Portfolios, Inc. except Class A shares of Waddell & Reed
  Advisors Cash Management, Inc. or Class A shares of W&R Funds, Inc.
  Money Market Fund unless acquired by exchange for Class A shares on which a sales charge was paid (or as a dividend or distribution on such acquired shares), with the NAV of Class A shares already held (Rights of Accumulation)

* Grouping all purchases of Class A shares of the funds referenced above, except shares of Waddell & Reed Advisors Cash Management, Inc. or W&R
  Funds, Inc. Money Market Fund, made during a thirteen-month period
  (Letter of Intent)

* Grouping purchases by certain related persons

Additional information and applicable forms are available from Waddell &
Reed.

Waivers for Certain Investors

Class A shares may be purchased at NAV by:

* The Directors and officers of the Fund or of any affiliated entity of
  Waddell & Reed, employees of Waddell & Reed and its affiliates, financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each, including purchases into certain retirement plans and certain trusts for these individuals

* Until December 31, 2003, clients of Legend Equities Corporation (Legend)
  if the purchase is made with the proceeds of the redemption of shares of a mutual fund which is not within the Waddell & Reed Advisors Funds or
  W&R Funds, Inc. and the purchase is made within 60 days of such redemption

* Retirement plan accounts held in the Waddell & Reed Advisors Retirement
  Plan, offered and distributed by Nationwide Investment Services
  Corporation through Nationwide Trust Company, FSB retirement programs

* Direct Rollovers from the Waddell & Reed Advisors Retirement Plan

* Participants in a 401(k) plan or a 457 plan having 100 or more eligible employees that are participants, and the shares are held in individual plan participant accounts on the Fund's records

* Friends of the Firm, which include certain persons who have an existing relationship with Waddell & Reed or any of its affiliates

* Certain clients investing through a qualified fee-based program offered by a third-party that has made arrangements with Waddell & Reed to sell shares of the Fund.

You will find more information in the Fund's SAI about sales charge reductions and waivers.

The Fund has adopted a Distribution and Service Plan (Plan) pursuant to
Rule 12b-1 under the Investment Company Act of 1940, as amended (1940 Act)
for its Class A shares. Under the Plan, the Fund may pay Waddell & Reed a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Class A shares. This fee is to compensate Waddell & Reed for, either directly or through third parties, distributing the Fund's shares, providing personal service to shareholders and/or maintaining shareholder accounts.

Ways to Set Up Your Account

The different ways to set up (register) your account are listed below.
-------------------------------------------------

Retirement and other Tax-Advantaged Savings Plans
To shelter your savings from income taxes

Retirement and other tax-advantaged savings plans allow individuals to shelter investment income and capital gains from current income taxes. In addition, contributions to these accounts (other than Roth IRAs) may be tax-deductible.

* Individual Retirement Accounts (IRAs) allow certain individuals under age 70 1/2, with earned income, to invest up to the Annual Dollar Limit per year. For the 2002 through 2004 calendar years, the Annual Dollar
  Limit is $3,000. For individuals who have attained age 50 by the last day of the calendar year for which a contribution is made, the Annual
  Dollar Limit also allows a catch-up contribution. The maximum annual catch-up contribution is $500 for the 2002 through 2005 calendar years.
  An individual's maximum IRA contribution for a taxable year is reduced by the amount of any contributions that individual makes to a Roth IRA for that year. The maximum annual contribution for an individual and his or her spouse is two times the Annual Dollar Limit or, if less, the couple's combined earned income for the tax year.

* IRA Rollovers retain special tax advantages for certain distributions from employer-sponsored retirement plans.

* Roth IRAs allow certain individuals to make nondeductible
  contributions up to the Annual Dollar Limit per year (as identified above). The maximum annual contribution for an individual and his or her spouse is two times the Annual Dollar Limit or, if less, the couple's combined earned income for the taxable year. An individual's maximum
  Roth IRA contribution for a taxable year is reduced by the amount of any contributions that individual makes to an IRA for that year. Withdrawals of earnings may be tax-free if the account is at least five years old and certain other requirements are met.

* Coverdell Education Savings Accounts (formerly, Education IRAs) are established for the benefit of a minor, with nondeductible contributions up to $2000 per taxable year, and permit tax-free withdrawals to pay the qualified education expenses of the beneficiary.

* Simplified Employee Pension Plans   (SEP-IRAs) provide small business
  owners or those with self-employed income (and their eligible employees)
  with many of the same advantages and contribution limits as a profit sharing plan but with fewer administrative requirements.

* Keogh Plans allow self-employed individuals to make tax-deductible contributions for themselves of up to 100% of their adjusted annual earned income, with a maximum of $40,000.

* Pension and Profit-Sharing Plans, including 401(k) Plans, allow corporations and nongovernmental tax-exempt organizations of all sizes and/or their employees to contribute a percentage of the employees'
  wages or other amounts on a tax-deferred basis. These accounts need to be established by the administrator or trustee of the plan.

* 403(b) Custodial Accounts are available to employees of public school systems, churches and certain types of charitable organizations.

* 457 Accounts allow employees of state and local governments and certain charitable organizations to contribute a portion of their compensation on a tax-deferred basis.

Buying Shares

You may buy shares of the Fund through Waddell & Reed and its financial advisors, through advisors of Legend, and through other broker-dealers and banks that have selling arrangements with Waddell & Reed. Some of these firms may charge you a fee and may have additional requirements regarding the purchase of shares. To open your account you must complete and sign an application.

To purchase shares by check, make your check payable to Waddell & Reed,
Inc. Mail the check, along with your completed application, to:

                           Waddell & Reed, Inc.
                             P. O. Box 29217
                         Shawnee Mission, Kansas
                               66201-9217

The price to buy a share of the Fund, called the offering price, is calculated every business day.

The   offering price of a share (the price to buy one Class A share) is the next NAV calculated per share plus the sales charge shown in the table.

In the calculation of the Fund's NAV:

* The securities in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.

* Bonds are generally valued according to prices quoted by an independent pricing service.

* Short-term debt securities are valued at amortized cost, which approximates market value.

* Other investment assets, including the Fund's wrap contracts, for which market prices are unavailable are valued at their fair value by or at the direction of the Board of Directors.

The Fund is open for business every day the New York Stock Exchange
(NYSE) is open. The Fund normally calculates its NAV as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by the Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded.

When you place an order to buy shares, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:

* All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.

* If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in W&R Funds, Inc. the payment may be delayed for up to ten (10) days from the date of purchase to ensure that your previous investment has cleared.

* If you purchase shares of the Fund from certain broker-dealers, banks or other authorized third parties, the Fund will be deemed to have received your purchase order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

* Broker-dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing
  Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly.

When you sign your account application, you will be asked to certify that your Social Security or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the Internal Revenue Service.

Waddell & Reed reserves the right to reject any purchase orders, including purchases by exchange, and it and the Fund reserves the right to discontinue offering Fund shares for purchase.

Minimum Investments

To Open an Account                            $500

For certain exchanges                         $100

For certain retirement accounts and
accounts opened with Automatic
Investment Service                             $50

For certain retirement accounts and
accounts opened through payroll
deductions                                     $25

To Add to an Account                    Any amount

For certain exchanges                         $100

For Automatic Investment Service               $25

Adding to Your Account

Subject to the minimums described above, you can make additional investments of any amount at any time.

To add to your account, make your check payable to Waddell & Reed, Inc.
Mail the check to Waddell & Reed, along with the detachable form that accompanies the confirmation of a prior purchase or your year-to-date statement, or a letter stating your account number and the account registration.

If you purchase shares of the Fund from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

Selling Shares

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares.

The   redemption price (price to sell one share of the Fund) is the NAV per share of the Fund, subject to any applicable redemption fee.

To sell shares   by written request:  Complete an Account Service Request
form, available from your financial advisor, or write a letter of instruction with:

* the name on the account registration

* the Fund's name

* the account number

* the dollar amount or number of shares to be redeemed

* any other applicable requirements listed below

Deliver the form or your letter to your financial advisor, or mail it to:

                      Waddell & Reed Services Company
                             P. O. Box 29217
                         Shawnee Mission, Kansas
                               66201-9217

Unless otherwise instructed, Waddell & Reed Services Company will send a check to the address on the account.

Redemption Fees

Generally, redemption requests on all shares will be subject to a 2%
redemption fee when the Trigger is "active."  The redemption fee will be retained by the Fund to help minimize the impact the redemptions may have on Fund performance and to support administrative costs associated with redemptions from the Fund. Additionally, the redemption fee may discourage market timing by those shareholders initiating redemptions to take advantage of short-term movements in interest rates.

The Trigger is active on any day that, as of two business days prior, the
Gross Annual Effective Yield of the Fund is less than the current yield on the Dealer Commercial Paper (90-day) Index (the Index). Once activated, the
Trigger will become inactive on any day that, as of two business days prior, the Gross Annual Effective Yield of the Fund is at least 0.25%
greater than the current yield of the Index, found daily in the Money and
Investing section of The Wall Street Journal. If the Index is not available in The Wall Street Journal, the Fund may use alternative sources of information for 90-day dealer commercial paper rates.

    The Gross Annual Effective Yield of the Fund is determined daily based on a formula specified in the Fund's wrap contract(s) and reflects the ratio of the covered assets' market value to their book value.

Even if the Trigger is "active," your redemption proceeds will not be subject to the 2% redemption fee if your redemption is due to:

* a plan participant's death, disability, retirement, employment termination, a loan, hardship or other withdrawal permitted by the terms of your employee benefit plan

* an exchange of your shares for Class A shares of another fund that is not considered a Competing Fund

For more information about the redemption fee and whether your redemption request may be subject to such a fee, please contact Client Services.

When you place an order to sell shares, your shares will be sold at the next NAV calculated after receipt of a written request for redemption in good order by Waddell & Reed Services Company at the address listed above, subject to any applicable redemption fee. Note the following:

* If you recently purchased the shares by check, the Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide telephone or written assurance, satisfactory to the Fund, that the check has cleared and been honored.
  If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of ten (10) days from the date of purchase or the date the Fund can verify that your purchase check has cleared and been honored.

* Redemptions may be suspended or payment dates postponed on days when the
  NYSE is closed (other than weekends or holidays), when trading on the
  NYSE is restricted or as permitted by the Securities and Exchange
  Commission.

* Payment is normally made in cash, although under extraordinary conditions redemptions may be made in whole or in part in portfolio securities and, for qualified retirement plans, in wrap contracts when the Fund's Board of Directors determines that conditions exist making cash payments undesirable. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder. To the extent that a redemption in kind includes a wrap contract, special requirements and conditions apply to the redeeming plan. You will find more information concerning redemptions in kind that include wrap contracts in the SAI.

* If you purchased shares of the Fund from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV, subject to any applicable redemption fee, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

* Broker-dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing
  Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly.

The Fund may require a signature guarantee in certain situations such as:

* a redemption request made by a corporation, partnership or fiduciary

* a redemption request made by someone other than the owner of record

* the check is made payable to someone other than the owner of record

This requirement is to protect you and Waddell & Reed from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

You may reinvest, without charge, all or part of the amount of the shares of the Fund you redeemed by sending to the Fund the amount you want to reinvest. The reinvested amounts must be received by the Fund within forty-
five (45) days after the date of your redemption. You may do this only once with shares of the Fund.

Telephone Transactions

The Fund and its agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. The
Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Fund fails to do so, the Fund may be liable for losses due to unauthorized or fraudulent instructions.
Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

Shareholder Services

Waddell & Reed provides a variety of services to help you manage your account.

Personal Service

A toll-free call, 888-WADDELL, connects you to a Client Services
Representative or our automated customer telephone service. During normal business hours, our Client Services staff is available to answer your questions. At almost any time of the day or night, you may access your account information from a touch-tone phone, or from our web site,
www.waddell.com, to obtain price information about other funds in W&R
Funds, Inc. and to obtain a current prospectus.

Reports

Statements and reports sent to you include the following:

* confirmation statements (after every purchase, other than those purchases made through Automatic Investment Service, and after every exchange, transfer or redemption)

* year-to-date statements (quarterly)

* annual and semiannual reports to shareholders (every six months)

To avoid sending duplicate copies of materials to households and thereby reduce expenses, only one copy of the most recent prospectus, annual and semiannual reports of the Fund may be mailed to Shareholders having the same last name and address in the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. You may call the telephone number listed for Client
Services if you need additional copies.

Exchanges

Subject to the limitations described below that apply to qualified plans, clients of Waddell & Reed or Legend financial advisors may sell shares of the Fund and buy Class A shares of another fund in the Waddell & Reed
Advisors Funds or W&R Funds, Inc., without the payment of an additional sales charge if you exchange shares of the Fund that you have held for more than six months. These clients may also sell Class A shares of another Fund in the Waddell & Reed Advisors Funds, W&R Funds, Inc. or Waddell & Reed
InvestEd Portfolios, Inc. and buy shares of the Fund without the payment of an additional sales charge.

Clients of unaffiliated third-party broker-dealers may sell shares of the
Fund and buy Class A shares of another fund that is not a Competing Fund in
W&R Funds, Inc., without the payment of an additional sales charge.

You may exchange only into funds that are legally permitted for sale in your state of residence. Currently, each fund within the Waddell & Reed
Advisors Funds, W&R Funds, Inc. and Waddell & Reed InvestEd Portfolios,
Inc. may only be sold within the United States and the Commonwealth of
Puerto Rico. Note that exchanges out of the Fund may have tax consequences for you. Before exchanging into a fund, please read its prospectus.

A qualified plan may not exchange Fund shares for shares of a Competing
Fund. (Competing Funds within the Waddell & Reed family of funds are
Waddell & Reed Advisors Cash Management, Inc., Waddell & Reed Advisors
Fixed Income Funds, Inc. Limited-Term Bond Fund, W&R Funds, Inc. Money
Market Fund and W&R Funds, Inc. Limited-Term Bond Fund.)

The Fund reserves the right to terminate or modify these exchange privileges at any time as discussed in the SAI.

Automatic Transactions

Regular Investment Plans allow you to transfer money into your Fund account automatically.

Flexible Withdrawal Service lets you set up ongoing monthly, quarterly, semiannual or annual redemptions from your account.

Certain restrictions and fees imposed by the plan custodian may also apply for retirement accounts. Speak with your financial advisor for more information.

Regular Investment Plans

Automatic Investment Service
To move money from your bank account to your existing Fund account

            Minimum Amount           Minimum Frequency
              $25                     Monthly

Funds Plus Service
To move money from W&R Money Market Fund to this Fund whether in the same or a different account in the same class

            Minimum Amount           Minimum Frequency
              $100                    Monthly

Distributions and Taxes

Distributions

The Fund distributes substantially all of its net investment income and net capital gains to its shareholders each year.

Usually, the Fund declares dividends from net investment income daily and pays them monthly. If the Fund has net realized capital gains at the end of the calendar year, it will distribute this capital gain to shareholders annually and may declare a reverse split of its shares in order to maintain a stable NAV. Ordinarily, dividends are paid on shares starting on the day after the shares are issued and through the day they are redeemed.

All distributions are automatically paid in additional Fund shares and not in cash.

Taxes

If you use the Fund as an investment option under a qualified employee benefit plan or retirement plan or through some other tax-advantaged account, dividend and capital gain distributions from the Fund generally are not currently subject to federal income taxes. To the extent that distributions from your account are taxable, they are taxable as ordinary income. In general, entities eligible to purchase the Fund's shares are governed by complex tax rules. You are urged to consult your tax adviser or plan administrator about your own tax situation, including possible state and local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Fund.

The Management of the Fund

Portfolio Management

    INVESTMENT MANAGER

Each of the registered investment companies in the Waddell & Reed Advisors
Funds, W&R Funds, Inc., W&R Target Funds, Inc. and Waddell & Reed InvestEd
Portfolios, Inc. (Companies) is managed by Waddell & Reed Investment
Management Company (WRIMCO), subject to the authority of the Fund's Board of Directors. WRIMCO provides investment supervision and management to the
Fund. WRIMCO and/or its predecessor have served as investment manager to the Companies since the inception of each Company. WRIMCO is located at
6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

    INVESTMENT ADVISER

Gartmore Morley Capital Management, Inc. (GMCM), 5665 S.W. Meadows Road,
Lake Oswego, Oregon 97035, is responsible for the investment and reinvestment of the Fund's assets and supervises the daily business affairs of the Fund. GMCM was organized in 1983 as an Oregon corporation and is an investment adviser. GMCM focuses its investment management business on providing stable value fixed income management services to tax-qualified retirement plans, mutual funds, collective investment trusts and separate investment accounts. GMCM is a wholly-owned subsidiary of Gartmore Morley
Financial Services, Inc. (GMFS). GMFS, an Oregon corporation, is a wholly owned subsidiary of Gartmore Global Investments, Inc. As of December 31,
2002, GMCM and its affiliates had approximately $_______ billion in assets under management, of which $______ billion was managed by GMCM.

    PORTFOLIO MANAGERS

Perpetua M. Phillips and Stephen M. Gradow are the co-portfolio managers of the Fund. Ms. Phillips joined GMCM in 1999 and has more than 12 years of experience in finance and investments, including management of indexed and total return portfolios. Prior to joining GMCM, Ms. Phillips was a portfolio manager with the Fixed Income Management Group of Brundage Story and Rose from 1990 to 1999.

Mr. Gradow joined GMCM in 2002. He has 19 years of experience in fixed income portfolio management and investment analysis, and is currently a member of GMCM's Investment & Strategy Committee. Prior to joining GMCM,
Mr. Gradow was managing director/fixed income at Allied Investment
Advisors.

Management Fee

Like all mutual funds, the Fund pays fees related to its daily operations.
Expenses paid out of the Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

The Fund pays a management fee to WRIMCO for providing investment management and supervising its investments. The Fund also pays other expenses, which are explained in the SAI.

The management fee is payable by the Fund at the annual rate of 0.70% of net assets up to $200 million, 0.60% of net assets over $200 million and up to $500 million and 0.50% of net assets over $500 million.

W&R Funds, Inc. Capital ProtectionPlus Fund

Custodian                          Underwriter
UMB Bank, n.a.                     Waddell & Reed, Inc.
928 Grand Boulevard                6300 Lamar Avenue
Kansas City, Missouri 64106        P. O. Box 29217
                                   Shawnee Mission, Kansas
Legal Counsel                       66201-9217
Kirkpatrick & Lockhart LLP         913-236-2000
1800 Massachusetts Avenue, N.W.    888-WADDELL
Washington, D. C. 20036

Independent Auditors               Shareholder Servicing Agent
Deloitte & Touche LLP              Waddell & Reed
1010 Grand Boulevard               Services Company
Kansas City, Missouri              6300 Lamar Avenue
64106-2232                         P. O. Box 29217
                                   Shawnee Mission, Kansas
Investment Manager                  66201-9217
Waddell & Reed Investment          913-236-2000
Management Company                 888-WADDELL
6300 Lamar Avenue
P. O. Box 29217                    Accounting Services Agent
Shawnee Mission, Kansas            Waddell & Reed
66201-9217                         Services Company
913-236-2000                       6300 Lamar Avenue
888-WADDELL                        P. O. Box 29217
                                   Shawnee Mission, Kansas
Investment Adviser                  66201-9217
Gartmore Morley Capital            913-236-2000
Management, Inc.                   888-WADDELL
5665 S.W. Meadows Road
Lake Oswego, Oregon 97035

W&R Funds, Inc. Capital ProtectionPlus Fund

You can get more information about the Fund in its--

     * Statement of Additional Information (SAI), which contains detailed information about the Fund, particularly the investment policies and practices. You may not be aware of important
       information about the Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and
       Exchange Commission (SEC) and it is incorporated into this
       Prospectus by reference (that is, the SAI is legally part of the
       Prospectus).

     * Annual and Semiannual Reports to Shareholders, which detail the
       Fund's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the year covered by the report.

To request a copy of the Fund's current SAI without charge, or for other inquiries, contact the Fund or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI may also be requested via e-mail at request@waddell.com.

Information about the Fund (including the current SAI and most recent
Annual and Semiannual Reports once available) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the
SEC's Public Reference Room in Washington, D.C. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202-942-8090.

The Fund's SEC file number is:  811-6569

WADDELL & REED, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL

                              W&R FUNDS, INC.
                      CAPITAL PROTECTIONPLUS FUND

                             6300 Lamar Avenue
                             P. O. Box 29217
                   Shawnee Mission, Kansas  66201-9217
                              913-236-2000
                               888-WADDELL

                             April 1, 2003

                     STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information (SAI) is not a prospectus.
Investors should read this SAI in conjunction with the prospectus for
Capital ProtectionPlus Fund, a series fund of W&R Funds, Inc., dated
April 1, 2003, (Prospectus) which may be obtained from the Fund or its underwriter, Waddell & Reed, Inc. (Waddell & Reed), at the address or telephone number shown above.

                             TABLE OF CONTENTS

     Fund History........................................

     The Fund, Its Investments, Related Risks
     and Limitations.....................................

     Management of the Fund..............................

     Control Persons and Principal Holders of Securities.

     Investment Advisory and Other Services..............

     Brokerage Allocation and Other Practices............

     Capital Stock.......................................

     Purchase, Redemption and Pricing of Shares..........

     Taxation of the Fund................................

     Underwriter.........................................

     Performance Information.............................

     Appendix A..........................................

                               FUND HISTORY

W&R Funds, Inc. (Corporation) was organized as a Maryland corporation on
January 29, 1992. Prior to June 30, 2000, the Corporation was known as
Waddell & Reed Funds, Inc. Capital ProtectionPlus Fund (the Fund) is a
series of the Corporation, established on ______________________.

          THE FUND, ITS INVESTMENTS, RELATED RISKS AND LIMITATIONS

     The Fund is a mutual fund, an investment that pools shareholders'
money and invests it toward a specified goal. The Fund is an open-end, diversified management company.

     This SAI supplements the information contained in the Prospectus and contains more detailed information about the investment strategies and policies the Fund's investment manager, Waddell & Reed Investment
Management Company (WRIMCO), and/or its investment adviser, Gartmore Morley
Capital Management, Inc. (Gartmore), may employ and the types of instruments in which the Fund may invest, in pursuit of the Fund's goal. A summary of the risks associated with these instrument types and investment practices is included as well.

    Gartmore might not buy all of these instruments or use all of these techniques, or use them to the full extent permitted by the Fund's investment policies and restrictions. Gartmore buys an instrument or uses a technique only if it believes that doing so will help the Fund achieve its goal.

Specific Securities and Investment Practices

    Wrap Contracts

     The Fund purchases wrap contracts for the purpose of attempting to maintain a constant NAV of $10.00 per share. A wrap contract is a contract between the Fund and a financial institution such as a bank, insurance company or other financial institution (wrap provider), under which the wrap provider agrees to make payments to the Fund upon the occurrence of certain events. By purchasing wrap contracts, the Fund expects to reduce fluctuations in the NAV per share because, under normal circumstances, the value of the Fund's wrap contracts will vary inversely with the value of their respective assets that are covered by the contracts (covered assets).
For example, when the market value of covered assets falls below "book value" (essentially the purchase price of the covered assets plus any accrued net income thereon), wrap contracts will be assets of the Fund with a value equal to the difference between the book and market values.
Similarly, when the market value of covered assets is greater than their book value, wrap contracts will become a liability of the Fund equal to the amount by which the market value of covered assets exceeds their book value. In this manner, under normal conditions wrap contracts are expected to reduce the impact of interest rate risk on covered assets and, hence, the market price variability of the Fund.

    The Fund will pay premiums to wrap providers for wrap contracts, and these premiums will be an ongoing expense of the Fund. Wrap contracts obligate wrap providers to make certain payments to the Fund in exchange for payment of premiums. Payments made by wrap providers as provided by wrap contracts are intended to enable the Fund to make redemption payments at the current book value of covered assets rather than at the current market price. Wrap contract payments may be made when assets are sold to fund redemption of shares, upon termination of wrap contracts, or both.
Payments are based on the book value of wrap contracts, and are normally equal to the sum of (1) the accrued or amortized purchase price of covered assets, minus (2) the sale price of covered assets liquidated to fund share redemptions, plus (3) interest accrued at a "crediting rate," computation of which is specified in the wrap contracts. The crediting rate is the yield on the covered assets, adjusted to amortize the difference between market value and book value over the duration of the covered assets, less wrap contract premiums and Fund expenses. Wrap contracts typically provide for periodic reset of crediting rates. Crediting rates reflect the amortization of realized and unrealized gains and losses on covered assets and, in consequence, may not reflect the actual returns achieved on the wrapped assets. From time to time crediting rates may be significantly greater or less than current market interest rates, although wrap contracts generally provide that crediting rates may not fall below zero.

    The Fund will normally hold one to three percent of its assets as cash or cash equivalents which can be sold close to book value to fund redemption requests. If circumstances arise that require the Fund to liquidate assets other than cash, and if the fair market value of those other assets is less than their book value, a wrap contract will, under normal circumstances, obligate the wrap provider to pay the Fund all or some of the difference. However, if the market value of assets being liquidated exceeds the corresponding book value, the Fund would be obligated to pay all or some of the difference to the wrap provider.
Generally, wrap contract payment will be made within one day after the Fund requests a payment. If more than one wrap contract applies to covered assets which have been liquidated, payment requests will be allocated among wrap contracts as specified in each wrap contract.

    Wrap contracts may require that covered assets be limited as to duration or maturity, consist of specified types of securities, and/or be at or above a specified credit quality. Wrap contracts purchased by the
Fund will be consistent with its investment objectives and policies as set forth in the Prospectus and this SAI, although in some cases wrap contracts may require more restrictive investment objectives and policies. Wrap contracts may also allow providers to terminate their contracts if the Fund changes its investment objective, policies and restrictions as set forth in the Prospectus and this SAI without having obtained the consent of the wrap providers. In the event of termination by a wrap provider, the Fund may not be able to successfully replace contract coverage with another provider.

    Wrap contracts may mature on specified dates and may be terminable upon notice by the Fund or in the event of a default by either the Fund or the wrap provider. "Evergreen" wrap contracts specify no maturity date.
They allow either the Fund or a provider to terminate the wrap contract through a fixed maturity conversion. Under a fixed maturity conversion the wrap contract will terminate on a future date which is generally determined by adding the duration of covered assets to a date elected by the party seeking to terminate the contract. For example, if the date elected is
January 1, 2004, and the duration of covered assets is 3 years, the wrap contract will terminate as of January 1, 2007. In addition, during the conversion period, the Fund may be required to comply with certain restrictions on covered assets, such as limitation of their duration to the remaining term of the conversion period.

    Generally, at termination of a wrap contract, the wrap provider will be obligated to pay the Fund any excess of book value over market value of covered assets. However, if a wrap contract terminates because of a default by the Fund or upon election by the Fund (other than through a fixed maturity conversion), no such payment is made.

    As described above, the Fund intends to utilize wrap contracts in order to maintain a stable NAV of $10.00 per share. However, in order to satisfy tax requirements that the Fund distribute substantially all of its investment company taxable income, the Fund may be required to pay out an additional annual distribution of any excess amounts of taxable income not previously distributed in dividends. If such an annual distribution is required, the Board of Directors may act to try to maintain a stable net asset value by declaring a reverse split of the Fund's shares. The reverse split will be in an amount that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of the distribution, to remain the same as before the distribution was paid and will not affect the total value of the shareholder's shares.

    Risks Associated with Wrap Contracts. The Fund expects wrap contracts to enable it to maintain the price of the Fund at $10.00 per share. The
Fund expects that it will utilize wrap contracts to maintain some of the
Fund's assets at stable book value. However, there are certain risks associated with the use of wrap contracts that could impair the Fund's ability to achieve this objective.

    If a wrap contract matures or terminates, the Fund may be unable to obtain a replacement wrap contract or a wrap contract with terms substantially similar  to those of the maturing or terminating agreement.
If at the time the market value of covered assets is less than their book value, the Fund may be required to reduce its NAV accordingly. Likewise, if the market value of the covered assets is greater than their book value, the Fund's NAV may increase. In either case, Fund shareholders may experience unexpected fluctuations in the value of their shares. Further, if new wrap contracts are negotiated on less favorable terms than those of the contracts being replaced, such as higher wrap premiums, the net returns of the Fund may be negatively affected.

    The Board of Directors has established policies and procedures governing valuation of these instruments which it believes in good faith accurately reflect the value of the Fund's wrap contracts. Other fair and reasonable valuation methodologies may be utilized in certain circumstances including, but not limited to, (1) default by a wrap provider under a wrap contract or other agreement; (2) insolvency of a wrap provider; (3)
reduction of the credit rating of a wrap provider; or (4) any other situation in which the Board of Directors, or its delegate, determines that a wrap provider may no longer be able to satisfy its obligations under a wrap contract. In any such case, the fair value of any wrap contract may be determined to be less than the difference between book value and the market value of covered assets. In these situations the Fund may experience variability in its NAV per share.

    Wrap contracts do not protect the Fund from the credit risk of covered assets. Defaults by issuers of covered assets or downgrades in their credit rating to below investment grade status will generally cause those assets to be removed from coverage under wrap contracts, in which event the Fund may experience a decrease in NAV.

    Currently, there is no active trading market for wrap contracts, and none is expected to develop. The Fund may therefore be unable to liquidate wrap contracts within seven days at fair market value, in which case the wrap contracts will be considered illiquid. At the time of their purchase, the fair market value of the Fund's wrap contracts, plus the fair market value of all other illiquid assets in the Fund, may not exceed 15% of the fair market value of the Fund's net assets. If the fair market value of illiquid assets including wrap contracts later rises above 15% of the fair market value of the Fund's net assets, the price volatility of the Fund's shares may increase as the Fund acts to reduce the percentage of illiquid assets to a level that does not exceed 15% of the value of the net assets of the Fund.

   U.S. Government Securities

     Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (U.S. Government securities) are high quality debt instruments issued or guaranteed as to principal or interest by the U.S.
Treasury or an agency or instrumentality of the U.S. Government. These securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than ten years). All such Treasury securities are backed by the full faith and credit of the United States.

     U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing
Administration, Federal National Mortgage Association (Fannie Mae), Farmers
Home Administration, Export-Import Bank of the United States, Small
Business Administration, Government National Mortgage Association (Ginnie
Mae), General Services Administration, Central Bank for Cooperatives,
Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (Freddie
Mac), Farm Credit Banks, Maritime Administration, the Tennessee Valley
Authority, the Resolution Funding Corporation and the Student Loan
Marketing Association.

     Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan
Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Other securities, such as securities issued by Fannie
Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

     U.S. Government securities may include mortgage-backed securities issued or guaranteed as to the payment of principal and interest by U.S.
Government agencies or instrumentalities including, but not limited to,
Ginnie Mae, Freddie Mac and Fannie Mae. These mortgage-backed securities include pass-through securities, participation certificates and collateralized mortgage obligations. See, Mortgage-Backed and Asset-Backed
Securities. Timely payment of principal and interest on Ginnie Mae pass-
throughs is guaranteed by the full faith and credit of the United States.
Freddie Mac and Fannie Mae are both instrumentalities of the U.S.
Government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (i.e., liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. Government to tighten the availability of its credit.

   Bank Deposits

    Among the debt securities in which the Funds may invest are deposits in banks (represented by certificates of deposit or other evidence of deposit issued by such banks) of varying maturities. The Federal Deposit
Insurance Corporation insures the principal of such deposits, currently to the extent of $100,000 per bank. Bank deposits are not marketable, and a
Fund may invest in them only within the limit mentioned under Illiquid
Investments unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

    Borrowing

    The Fund may borrow money, but only from banks and for temporary, emergency or extraordinary purposes. If the Fund does borrow money, its share price may be subject to greater fluctuation until the borrowing is paid off.

   Illiquid Investments

    Illiquid investments are investments that cannot be sold or otherwise disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Investments currently considered to be illiquid include:

    (1)  repurchase agreements not terminable within seven days;
    (2)  restricted securities not determined to be liquid pursuant to guidelines established by the Fund's Board of Directors;
    (3)  non-government stripped fixed-rate mortgage-backed securities;
    (4)  bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand;
    (5)  over-the-counter (OTC) options (options not traded on an exchange) and their underlying collateral;
    (6)  securities for which market quotations are not readily available; and
    (7)  securities involved in swap, cap, floor and collar transactions.
    (8)  wrap contracts entered into by the Fund

    The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

    If through a change in values, net assets, or other circumstances, the
Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

     If any percentage restriction or requirement is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause the Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for the Fund's investment in illiquid securities, the Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such event, however, the Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

    Lending Securities

     Securities loans may be made on a short-term or long-term basis for the purpose of increasing the Fund's income. If the Fund lends securities, the borrower pays the Fund an amount equal to the dividends or interest on the securities that the Fund would have received if it had not lent the securities. The Fund also receives additional compensation. Under the
Fund's current securities lending procedures, the Fund may lend securities only to broker-dealers and financial institutions deemed creditworthy by
WRIMCO.

     Any securities loans that the Fund makes must be collateralized in accordance with applicable regulatory requirements (the Guidelines). At the time of each loan, the Fund must receive collateral equal to no less than
100% of the market value of the securities loaned. Under the present
Guidelines, the collateral must consist of cash, U.S. Government securities or bank letters of credit, at least equal in value to the market value of the securities lent on each day that the loan is outstanding. If the market value of the lent securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals the market value of the securities lent. If the market value of the securities decreases, the borrower is entitled to a return of the excess collateral.

     There are two methods of receiving compensation for making loans. The first is to receive a negotiated loan fee from the borrower. This method is available for all three types of collateral. The second method, which is not available when letters of credit are used as collateral, is for the
Fund to receive interest on the investment of the cash collateral or to receive interest on the U.S. Government securities used as collateral. Part of the interest received in either case may be shared with the borrower.

     The letters of credit that the Fund may accept as collateral are agreements by banks (other than the borrowers of the Fund's securities), entered into at the request of the borrower and for its account and risk, under which the banks are obligated to pay to the Fund, while the letter is in effect, amounts demanded by the Fund if the demand meets the terms of the letter. The Fund's right to make this demand secures the borrower's obligations to it. The terms of any such letters and the creditworthiness of the banks providing them (which might include the Fund's custodian bank)
must be satisfactory to WRIMCO. The Fund will make loans only under rules of the New York Stock Exchange (NYSE), which presently require the borrower to give the securities back to the Fund within five business days after the
Fund gives notice to do so. If the Fund loses its voting rights on securities loaned, it will have the securities returned to it in time to vote them if a material event affecting the investment is to be voted on.
The Fund may pay reasonable finder's, administrative and custodian fees in connection with loans of securities.

     Some, but not all, of these rules are necessary to meet requirements of certain laws relating to securities loans. These rules will not be changed unless the change is permitted under these requirements. The requirements do not cover the rules which may be changed without shareholder vote as to (1) whom securities may be loaned, (2) the investment of cash collateral, or (3) voting rights.

     There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities loaned increases, as well as risks of delay in recovering the securities loaned or even loss of rights in collateral should the borrower fail financially.

    Money Market Instruments

    Money market instruments are high-quality, short-term debt instruments that generally present minimal credit risk. They may include U.S.
Government securities, commercial paper and other short-term corporate obligations, certificates of deposit and other financial institution obligations. These instruments may carry fixed or variable interest rates.

    Mortgage-Backed and Other Asset-Backed Securities

      Mortgage-Backed Securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-
class pass-through securities and collateralized mortgage obligations are collectively referred to in this SAI as CMOs. Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools.
Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of the payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

    The U.S. Government mortgage-backed securities in which the Fund may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by Fannie
Mae, Ginnie Mae or Freddie Mac. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-
backed securities that are guaranteed, directly or indirectly, by the U.S.
Government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. These credit enhancements do not protect investors from changes in market value.

    The Fund may purchase mortgage-backed securities issued by both government and non-government entities such as banks, mortgage lenders or other financial institutions. Other types of mortgage-backed securities will likely be developed in the future, and the Fund may so invest as long as WRIMCO determines that such investments are consistent with the Fund's goal and investment policies.

      Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-
backed security and sells them as individual securities. The holder of the principal-only security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the interest-only security (IO) receives interest payments from the same underlying security.

    For example, IO classes are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of the investor's initial investment, even if the security is guaranteed by the U.S. Government or considered to be of the highest quality. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. IOs, POs and other
CMOs involve special risks, and evaluating them requires special knowledge.

    Other Asset-Backed Securities. These asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed above. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations.
Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement.

       Special Characteristics of Mortgage-Backed and Other Asset-Backed
Securities. The yield characteristics of mortgage-backed and other asset-
backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on non-mortgage, asset-backed securities, but the receivables underlying these asset-backed securities generally are of a shorter maturity and thus are likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date.

     The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

     Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed-rate 30-year mortgages would result in a
12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-
related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Changes in the rate or speed of these payments can cause the value of the mortgage backed securities to fluctuate rapidly.
However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield.

     The market for privately issued mortgage-backed and other asset-backed securities is smaller and less liquid than the market for U.S. Government mortgage-backed securities. CMO classes may be specifically structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some
CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced. These changes can result in volatility in the market value and in some instances reduced liquidity, of the CMO class.

    Repurchase Agreements

     The Fund may purchase securities subject to repurchase agreements. The
Fund will not enter into a repurchase transaction that will cause more than
15% of its net assets to be invested in illiquid investments, which include repurchase agreements not terminable within seven days. See Illiquid
Investments. A repurchase agreement is an instrument under which the Fund purchases a security and the seller (normally a commercial bank or broker-
dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

    The majority of the repurchase agreements in which the Fund will engage are overnight transactions, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The primary risk is that the Fund may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the
Fund. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value and loss of interest. The return on such collateral may be more or less than that from the repurchase agreement. The Fund's repurchase agreements will be structured so as to fully collateralize the loans. In other words, the value of the underlying securities, which will be held by the Fund's custodian bank or by a third party that qualifies as a custodian under Section 17(f) of the 1940 Act, is and, during the entire term of the agreement, will remain at least equal to the value of the loan, including the accrued interest earned thereon.
Repurchase agreements are entered into only with those entities approved by
WRIMCO.

    Restricted Securities

    Restricted securities are securities that are subject to legal or contractual restrictions on resale. However, restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, the
Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

    There are risks associated with investments in restricted securities in that there can be no assurance of a ready market for resale. Also, the contractual restrictions on resale might prevent the Fund from reselling the securities at a time when such sale would be desirable. Restricted securities that are traded in foreign markets are often subject to restrictions that prohibit resale to U.S. persons or entities or permit sales only to foreign broker-dealers who agree to limit their resale to such persons or entities. The buyer of such securities must enter into an agreement that, usually for a limited period of time, it will resell such securities subject to such restrictions. Restricted securities in which the
Fund seeks to invest need not be listed or admitted to trading on a foreign or domestic exchange and may be less liquid than listed securities. Certain restricted securities, e.g., Rule 144A securities, may be determined to be liquid in accordance with guidelines adopted by the Board of Directors. See
Illiquid Investments.

    Variable or Floating Rate Instruments

    Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries on dates prior to their stated maturities. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

    When-Issued and Delayed-Delivery Transactions

     The Fund may purchase securities in which it may invest on a when-
issued or delayed-delivery basis or sell them on a delayed-delivery basis.
In either case payment and delivery for the securities take place at a future date. The securities so purchased or sold are subject to market fluctuation; their value may be less or more when delivered than the purchase price paid or received. When purchasing securities on a when issued or delayed-delivery basis, the Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. No interest accrues to the Fund until delivery and payment is completed. When the Fund makes a commitment to purchase securities on a when-issued or delayed-
delivery basis, it will record the transaction and thereafter reflect the value of securities in determining its NAV per share. When the Fund sells securities on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the securities. When the Fund makes a commitment to sell securities on a delayed-delivery basis, it will record the transaction and thereafter value the securities at the sale price in determining the Fund's NAV per share. If the other party to a delayed-
delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity, or could suffer a loss.

    Ordinarily the Fund purchases securities on a when-issued or delayed-
delivery basis with the intention of actually taking delivery of the securities. However, before the securities are delivered to the Fund and before it has paid for them (the settlement date), the Fund could sell the securities if Gartmore decides it is advisable to do so for investment reasons. The Fund will hold aside or segregate cash or other securities, other than those purchased on a when-issued or delayed-delivery basis, at least equal to the amount it will have to pay on the settlement date; these other securities may, however, be sold at or before the settlement date to pay the purchase price of the when-issued or delayed-delivery securities.

    Zero Coupon Securities

     Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or do not specify a future date when the securities begin to pay current interest;
instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change and generally are subject to greater price fluctuations in response to changing interest rates than prices of comparable debt obligations that make current distributions of interest in cash.

     The Fund may invest in zero coupon securities that are stripped U.S.
Treasury notes and bonds, zero coupon bonds of corporate or municipal issuers and other securities that are issued with original issue discount
(OID). The Federal tax law requires that a holder of a security with OID accrue a ratable portion of the OID on the security as income each year, even though the holder may receive no interest payment on the security during the year. Accordingly, although the Fund will receive no payments on its zero coupon securities prior to their maturity or disposition, it will have current income attributable to those securities and includable in the dividends it pays to its shareholders. The Fund will pay those dividends from its cash assets or by liquidation of portfolio securities, if necessary, at a time when it otherwise might not have done so. The Fund may realize capital gains or losses from those sales, which would increase or decrease its taxable income and/or net capital gains.

    A broker-dealer creates a derivative zero by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury
Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury
Receipts) are examples of derivative zeros.

     The Federal Reserve Bank creates STRIPS (Separate Trading of
Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury security and selling them as individual securities. Bonds issued by the Resolution
Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. Original issue zeros are zero coupon securities originally issued by the U.S. Government, a government agency, or a corporation in zero coupon form.

Investment Restrictions and Limitations

     Certain of the Fund's investment restrictions and other limitations are described in this SAI. The following are the Fund's fundamental investment restrictions set forth in their entirety, which cannot be changed without shareholder approval. For this purpose, shareholder approval means the approval, at a meeting of Fund shareholders, by the lesser of (1) the holders of 67% or more of the Fund's shares represented at the meeting, if more than 50% of the Fund's outstanding shares are present in person or by proxy or (2) more than 50% of the Fund's outstanding shares.

    (1)  The Fund may not buy real estate, any nonliquid interests in real estate investment trusts or interests in real estate limited partnerships; however, the Fund may buy obligations or
         instruments that it otherwise may buy even though the issuer invests in real estate or interests in real estate.

    (2)  The Fund may not lend money or other assets, other than through certain limited types of loans; however, the Fund may buy debt securities and other obligations consistent with its goal(s) and its other investment policies and restrictions, may enter into repurchase agreements and may lend its portfolio securities to the extent allowed, and in accordance with the requirements, under the
         1940 Act and as consistent with its goal and its other investment policies and restrictions.

         The following interpretation applies to, but is not part of, this fundamental restriction:  the Fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

    (3)  The Fund may not engage in the underwriting of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under Federal securities laws.

    (4)  The Fund may not invest in a security if, as a result, it would own more than 10% of the outstanding voting securities of an issuer, or if more than 5% of the Fund's total assets would be invested in securities of that issuer, provided that U.S.
         Government securities are not subject to this limitation and up to 25% of the total assets of the Fund may be invested without regard to these restrictions.

    (5)  The Fund may not buy a security, except for U.S. Government securities, if, as a result, 25% or more of the Fund's total assets would then be invested in securities of issuers having their principal business activities in the same industry.

    (6)  The Fund may not purchase or sell physical commodities.

    (7)  The Fund may not may issue senior securities to the extent prohibited by the 1940 Act.

    (8)  The Fund may not borrow money, except that it may borrow money
         (and pledge assets in connection therewith) from banks for temporary, extraordinary or emergency purposes but only up to 5%
         of its total assets.

         The Fund may not pledge, mortgage, or hypothecate assets as security for indebtedness except to secure permitted borrowings.

      The following investment restrictions are not fundamental and may be changed by the Board of Directors without shareholder approval:

    (1)  The Fund may not acquire shares of other investment companies except (a) in connection with a merger, consolidation,
         acquisition or offer of exchange, or (b) to the extent permitted by the 1940 Act.

    (2)  The Fund may not invest for the purpose of exercising control or management of another issuer.

    (3)  The Fund may not purchase warrants.

    (4)  The Fund may not invest in interests in oil, gas or mineral leases or mineral development programs, including oil and gas limited partnerships.

    (5)  The Fund may not invest more than ___% of its net assets in non-
          investment grade debt securities.

    (6)  The Fund does not currently intend to invest more than 5% of its total assets in when-issued and delayed delivery transactions.

    (7)  The Fund may not purchase a security if, as a result, more than
         15% of its net assets would consist of illiquid investments.

    An investment policy or limitation that states a maximum percentage of the Fund's assets that may be so invested or prescribes quality standards is typically applied immediately after, and based on, the Fund's acquisition of an asset. Accordingly, a subsequent change in the asset's value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

Portfolio Turnover

     A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly `average of the market value of such securities during the year, excluding certain short-term securities. The
Fund's turnover rate may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for the redemption of its shares. A high turnover rate will increase transaction costs and commission costs that will be paid by the Fund and may generate taxable income or loss.

                          MANAGEMENT OF THE FUND

Directors and Officers

    Following is a list of the Board of Directors (Board) and the officers of the Fund. All of the Directors oversee all of the funds in the Fund
Complex. The Fund Complex is comprised of the funds in the Waddell & Reed
Advisors Funds, W&R Funds, Inc., W&R Target Funds, Inc. and Waddell & Reed
InvestEd Portfolios, Inc., which currently number 47 funds. Directors serve until resignation, retirement, death or removal. The Board, in turn, elects the officers who are responsible for administering the Fund's day to day operations.

   Disinterested Directors

    The following table provides information regarding each Director who is not an "interested person" as defined in the 1940 Act.
NAME, ADDRESS AND AGE	POSITION HELD WITH THE FUND	TERM OF OFFICE: DIRECTOR SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	DIRECTORSHIPS HELD BY DIRECTOR
James M. Concannon Washburn Law School 1700 College Topeka, KS 66621 Age: 55	Director	1997	Professor of Law, Washburn Law School; Formerly, Dean, Washburn Law School	Director, Am Vestors CBO II, Inc. (bond investment firm)
John A. Dillingham 4040 Northwest Claymont Drive Kansas City, MO 64116 Age: 64	Director	1997	President and Director, JoDill Corp. and Dillingham Enterprises, Inc., both farming enterprises; formerly, Instructor at Central Missouri State University; formerly, Consultant and Director, McDougal Construction Company	none
David P. Gardner 2441 Iron Canyon Drive Park City, UT 84060 Age: 69	Director	1998	Formerly, president, William and Flora Hewlett Foundation	none
Linda K. Graves 6300 Lamar Avenue Overland Park, KS 66202 Age: 49	Director	1995	First Lady of Kansas	Director, American Guaranty Life Insurance Company
Joseph Harroz, Jr. 6300 Lamar Avenue Overland Park, KS 66202 Age: 36	Director	1998	General Counsel of the University of Oklahoma, Cameron University and Rogers State University; Vice President of the University of Oklahoma; Adjunct Professor, University of Oklahoma Law School; Managing Member, Harroz Investments, LLC, commercial enterprise investments	Director, Oklahoma Appleseed Center for Law and Justice; Trustee, Ivy Fund
John F. Hayes 6300 Lamar Avenue Overland Park, KS 66202 Age: 83	Director	1988	Chairman, Gilliland & Hayes, P.A., a law firm	Director, Central Bank & Trust; Central Financial Corporation
Glendon E. Johnson 13635 Deering Bay Drive Unit 284 Miami, FL 33158 Age: 78	Director	1971	Retired; formerly, Chief Executive Officer and Director, John Alden Financial Corporation	Chairman of the Board, Bank Assurance Partners (mktng)
Eleanor B. Schwartz 1213 West 95th Court Chartwell #4 Kansas City, MO 64114 Age: 66	Director	1995	Professor, and formerly, Chancellor, University of Missouri at Kansas City	Trustee, Ivy Fund
Frederick Vogel III 6300 Lamar Avenue Overland Park, KS 66202 Age: 67	Director	1971	Retired	none

    Interested Directors

Three of the four interested directors are "interested" by virtue of their current or former engagement as officers of Waddell & Reed Financial, Inc.
(WDR) or its wholly-owned subsidiaries, including the funds' investment advisor, Waddell & Reed Investment Management Company (WRIMCO), the funds'
principal underwriter, Waddell & Reed, Inc. (W&R), and the funds' transfer agent, Waddell & Reed Services Company (WRSCO), as well as by virtue of their personal ownership in shares of WDR. The fourth interested director,
Mr. Ross, is a shareholder in a law firm that has represented W&R within the past two years.
NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE FUND	TERM OF OFFICE: DIRECTOR/ OFFICER SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	DIRECTOR-SHIPS HELD BY DIRECTOR
Keith A. Tucker 6300 Lamar Avenue Overland Park, KS 66202 Age: 57	Chairman of the Board	1998	Chairman of the Board, Chief Executive Officer and Director of WDR; formerly, Principal Financial Officer of WDR; Chairman of the Board and Director of W&R, WRIMCO and WRSCO; formerly, Vice Chairman of the Board of Directors of Torchmark Corporation; formerly, Chairman of the Board of Directors of Torchmark Distributors, Inc.	Chairman of the Board and Trustee of Ivy Fund
	Director	1993
Henry J. Herrmann 6300 Lamar Avenue Overland Park, KS 66202 Age: 60	President	2001	President, Chief Investment Officer and Director of WDR; formerly, Treasurer of WDR; Director of W&R; President, Chief Executive Officer, Chief Investment Officer and Director of WRIMCO; President, Chief Executive Officer and Director of Waddell & Reed Ivy Investment Company (WRIICO), an affiliate of WDR	Director, Austin, Calvert & Flavin, an affiliate of WRIMCO; Director, Ivy Mackenzie Services Corp. (IMSC), an affiliate of WRIMCO; Trustee, Ivy Fund
	Director	1998
Robert L. Hechler 6300 Lamar Avenue Overland Park, KS 66202 Age: 66	Director	1998	Consultant and Director of WDR; Consultant of W&R; formerly, Executive Vice President and Chief Operating Officer of WDR; formerly, President, Chief Executive Officer, Principal Financial Officer, Treasurer and Director of W&R; formerly, Executive Vice President, Principal Financial Officer, Treasurer and Director of WRIMCO; formerly, President, Treasurer and Director of WRSCO	none
Frank J. Ross, Jr. Polsinelli, Shalton & Welte, P.C. 700 West 47th Street Suite 1000 Kansas City, MO 64112 Age: 49	Director	1996	Shareholder/Director, Polsinelli, Shalton & Welte, P.C., a law firm	Director, Columbian Bank & Trust

   Officers

     The Board has appointed officers who are responsible for the day-to-
day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Herrmann, who is
President of the Fund, the Fund's officers are:
NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE FUND	TERM OF OFFICE: OFFICER SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	DIRECTOR-SHIPS HELD BY OFFICER
Theodore W. Howard 6300 Lamar Avenue Overland Park KS 66202 Age: 60	Vice President	1987	Senior Vice President of WRSCO; Vice President, Treasurer, Principal Accounting Officer and Principal Financial Officer of each of the funds in the Fund Complex; Assistant Treasurer of Ivy Fund; formerly, Vice President of WRSCO	none
	Treasurer	1976
	Principal Accounting Officer	1976
	Principal Financial Officer	2002
Kristen A. Richards 6300 Lamar Avenue Overland Park KS 66202 Age: 35	Vice President	2000	Vice President, Associate General Counsel and Chief Compliance Officer of WRIMCO; Vice President, Secretary and Associate General Counsel of each of the funds in the Fund Complex; Vice President, Associate General Counsel and Chief Compliance Officer of WRIICO; Vice President and Secretary of Ivy Fund; formerly, Assistant Secretary of each of the funds in the Fund Complex; formerly, Compliance Officer of WRIMCO	none
	Secretary	2000
	Associate General Counsel	2000
Daniel C. Schulte 6300 Lamar Avenue Overland Park KS 66202 Age: 37	Vice President	2000	Vice President, Secretary and General Counsel of WDR; Senior Vice President, Secretary and General Counsel of W&R, WRIMCO and WRSCO; Vice President, General Counsel and Assistant Secretary of each of the funds in the Fund Complex; Senior Vice President, General Counsel and Assistant Secretary of WRIICO; Vice President and Assistant Secretary of Ivy Fund; formerly, Assistant Secretary of WDR; formerly, an attorney with Klenda, Mitchell, Austerman & Zuercher, L.L.C.	none
	General Counsel	2000
	Assistant Secretary	2000
Michael D. Strohm 6300 Lamar Avenue Overland Park KS 66202 Age: 51	Vice President	2002	Senior Vice President and Chief Operations Officer of WDR; President, Director, Chief Executive Officer and Chief Financial Officer of W&R, President and Director of WRSCO; President and Chief Executive Officer of IMSC; Vice President of Ivy Fund	Director of WRIICO and Ivy Services, Inc.

Responsibilities of the Board of Directors

    The Board oversees the operations of the Fund, and is responsible for the overall management and supervision of its affairs in accordance with the laws of the State of Maryland, and directs the officers to perform the daily functions of the Fund.

   Committees of the Board of Directors

     The Board has established the following committees:  Audit Committee,
Executive Committee, Nominating Committee, Valuation Committee and
Investment Review Committee. The respective duties and current memberships are:

Audit Committee. The Audit Committee meets with the Fund's independent auditors, internal auditors and corporate officers to discuss the scope and results of the annual audit of the Fund, to review financial statements, reports, compliance matters, and to discuss such other matters as the
Committee deems appropriate or desirable. The Audit Committee acts as a liaison between the Fund's independent auditors and the full Board of
Directors. David P. Gardner, James M. Concannon, Linda K. Graves, Robert L.
Hechler and Frank J. Ross, Jr. are the members of the Audit Committee. The
Audit Committee meets four times a year.

Executive Committee. When the Board is not in session, the Executive
Committee has and may exercise any or all of the powers of the Board in the management of the business and affairs of the Fund except the power to increase or decrease the size of, or fill vacancies on, the Board, and except as otherwise provided by law. Keith A. Tucker, Glendon E. Johnson and John A. Dillingham are the members of the Executive Committee.

Nominating Committee. The Nominating Committee evaluates, selects and recommends to the Board candidates for disinterested directors. Glendon E.
Johnson, Eleanor B. Schwartz and Frederick Vogel III are the members of the
Nominating Committee.

Valuation Committee. The Valuation Committee reviews and considers valuation recommendations by management for securities for which market quotations are not available, and values such securities and other assets at fair value as determined in good faith under procedures established by the Board. Keith A. Tucker and Henry J. Herrmann are the members of the
Valuation Committee.

Investment Review Committee. The Investment Review Committee considers such matters relating to the investment management of the funds in the Fund
Complex as the Committee may, from time to time, determine warrant review, such as investment management policies and strategies, investment performance, risk management techniques and securities trading practices, and may make recommendations as to these matters to the full Board.
Frederick Vogel III, Joseph Harroz, Jr. and David P. Gardner are the
members of the Investment Review Committee.

   Ownership of Fund Shares
  (as of January 2, 2002)

     The following table provides information regarding shares of the Fund owned by each Director, as well as the aggregate dollar range of shares owned, by each Director, within the Fund Complex.

                           DISINTERESTED DIRECTORS

                          DOLLAR RANGE        AGGREGATE DOLLAR RANGE
                          OF FUND OR          OF SHARES OWNED IN ALL
                          PORTFOLIO           FUNDS WITHIN THE
DIRECTOR                  SHARES OWNED        FUND COMPLEX
--------                  --------------      -----------------------
James M. Concannon        none                over $100,000
John A. Dillingham        none                over $100,000
David P. Gardner          none                $10,001 to $50,000
Linda K. Graves           none                over $100,000
Joseph Harroz, Jr.        none                over $100,000
John F. Hayes             none                over $100,000
Glendon E. Johnson        none                over $100,000
Eleanor B. Schwartz       none                $1 to $10,000
Frederick Vogel III       none                over $100,000

                            INTERESTED DIRECTORS

                          DOLLAR RANGE        AGGREGATE DOLLAR RANGE
                          OF FUND OR          OF SHARES OWNED IN ALL
                          PORTFOLIO           FUNDS WITHIN THE
DIRECTOR                  SHARES OWNED        FUND COMPLEX
--------                  --------------      -----------------------
Robert L. Hechler         none                over $100,000
Henry J. Herrmann         none                over $100,000
Frank J. Ross, Jr.        none                over $100,000
Keith A. Tucker           none                over $100,000

   Compensation

     The funds in the Fund Complex pay to each Director (other than
Directors who are affiliates of Waddell & Reed) an annual base fee of
$65,500 (of which at least $7,500 is deferred), plus $4,250 for each meeting of the Board attended, plus reimbursement of expenses for attending such meetings and $500 for each committee meeting attended which is not in conjunction with a Board meeting. The fees to the Directors are divided among the funds in the Fund Complex based on each fund's relative asset size. It is anticipated that the Fund's Directors will receive the following fees for service as a director of the Fund:

                            COMPENSATION TABLE

                                          Total
                         Aggregate     Compensation
                         Compensation    From Fund
                            From         and Fund
Director                    Fund[1]      Complex[2]
--------                ------------   ------------
Henry J. Herrmann         $    0        $     0
Keith A. Tucker                0              0
James M. Concannon             0         82,500
John A. Dillingham             0         82,500
David P. Gardner               0         82,500
Linda K. Graves                0         82,500
Joseph Harroz, Jr.             0         82,500
John F. Hayes                  0         82,500
Robert L. Hechler              0         82,500
Glendon E. Johnson             0         82,500
Frank J. Ross, Jr.             0         82,500
Eleanor B. Schwartz            0         82,500
Frederick Vogel III            0         82,500

[1]For the current fiscal year, the Directors have agreed to not allocate any portion of their total compensation to the Fund.

[2]No pension or retirement benefits have been accrued as a part of Fund expenses.

     The officers are paid by WRIMCO or its affiliates.

     The Board has created an honorary position of Director Emeritus, whereby an incumbent Director who has attained the age of 70 may, or if elected on or after May 31, 1993, and has attained the age of 75 must, resign his or her position as Director and, unless he or she elects otherwise, will serve as Director Emeritus provided the Director has served as a Director of the Fund for at least five years which need not have been consecutive. A Director Emeritus receives fees in recognition of his or her past services whether or not services are rendered in his or her capacity as Director Emeritus, but he or she has no authority or responsibility with respect to the management of the Fund.

     Class A shares of the Fund may be purchased at NAV by the Directors and officers of the Fund or of any affiliated entity of Waddell & Reed, employees of Waddell & Reed or of any of its affiliates, financial advisors of Waddell & Reed or any of its affiliates, and the spouse, children, parents, children's spouses and spouse's parents of each such Director, officer, employee and financial advisor. Child includes stepchild; parent includes stepparent. Employees include retired employees. A retired employee is an individual separated from service from Waddell & Reed, or from an affiliated company with a vested interest in any Employee Benefit
Plan sponsored by Waddell & Reed or any of its affiliated companies.
Financial advisors include retired financial advisors. A retired financial advisor is any financial advisor who was, at the time of separation from service from Waddell & Reed, a Senior Financial Advisor.

                  INVESTMENT ADVISORY AND OTHER SERVICES

The Management Agreement

     The Fund has an Investment Management Agreement (the Management
Agreement) with WRIMCO. Under the Management Agreement, WRIMCO is employed to supervise the investments of the Fund and provide investment advice to the Fund.

    WRIMCO is a wholly owned subsidiary of Waddell & Reed. Waddell & Reed is a wholly owned subsidiary of Waddell & Reed Financial Services, Inc., a holding company which is a wholly owned subsidiary of Waddell & Reed
Financial, Inc., a publicly held company. The address of these companies is
6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

     WRIMCO and/or its predecessor have served as investment manager to each of the registered investment companies in the Waddell & Reed Advisors
Funds, W&R Funds, Inc., W&R Target Funds, Inc. and Waddell & Reed InvestEd
Portfolios, Inc. since each company's inception. Waddell & Reed serves as principal underwriter and distributor for each of the investment companies in the Waddell & Reed Advisors Funds, W&R Funds, Inc. and Waddell & Reed
InvestEd Portfolios, Inc., and acts as principal underwriter and distributor for variable life insurance and variable annuity policies for which W&R Target Funds, Inc. is the underlying investment vehicle.

     The Management Agreement was approved by the Board of Directors at the meeting held February 19, 2003, and will continue in effect through
September 30, 2003, unless sooner terminated. The Management Agreement provides that it may be renewed year to year, provided that any such renewal has been specifically approved, at least annually, by (i) the Board of Directors, or by a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, and (ii) the vote of a majority of the Directors who are not deemed to be "interested persons" (as defined in the 1940 Act) of the Fund or WRIMCO (the Disinterested
Directors). The Management Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice by the Fund to WRIMCO and 120 days' written notice by WRIMCO to the Fund, and that the Management Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

     In connection with their consideration of the Management Agreement, the Disinterested Directors met separately with independent legal counsel.
In determining whether to approve the Management Agreement, the Disinterested
Directors, as well as the full Board of Directors, considered a number of factors, including: the nature and quality of investment management services to be provided to the Fund by WRIMCO, including WRIMCO's investment management expertise and the personnel, resources and experience of WRIMCO; the cost to WRIMCO in providing its services under the
Management Agreement and WRIMCO's profitability; whether the Fund and its shareholders will benefit from economies of scale; whether WRIMCO or any of its affiliates will receive ancillary benefits that should be taken into consideration in evaluating the investment management fee payable by the
Fund; and the investment management fees paid by comparable investment companies.

    The Management Agreement permits WRIMCO, or an affiliate of WRIMCO, to enter into a separate agreement for transfer agency services (the
Shareholder Servicing Agreement) and a separate agreement for accounting services (the Accounting Services Agreement) with the Fund. The Management
Agreement contains detailed provisions as to the matters to be considered by the Board of Directors prior to approving any Shareholder Servicing
Agreement or Accounting Services Agreement.

Shareholder Services

     Under the Shareholder Servicing Agreement entered into between the
Corporation and Waddell & Reed Services Company (WRSCO), a subsidiary of Waddell &
Reed, WRSCO performs shareholder servicing functions, including the maintenance of shareholder accounts, the issuance, transfer and redemption of shares, distribution of dividends and payment of redemptions, the furnishing of related information to the Fund and handling of shareholder inquiries. A new Shareholder Servicing Agreement, or amendments to the existing one, may be approved by the Board of Directors without shareholder approval.

Accounting Services

     Under the Accounting Services Agreement entered into between the
Corporation and WRSCO, WRSCO provides the Fund with bookkeeping and accounting services and assistance, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. A new Accounting Services Agreement, or amendments to an existing one, may be approved by the Board of Directors without shareholder approval.

Subadviser

    WRIMCO has selected a subadviser, Gartmore, who manages the investment portfolio of the Fund. WRIMCO monitors on an ongoing basis the performance of the subadviser. WRIMCO is also authorized to select and place portfolio investments on behalf of the Fund; however, WRIMCO does not intend to do so at this time.

    Gartmore, located at 5665 S.W. Meadows Road, Lake Oswego, Oregon 97035,
is responsible for the investment and reinvestment of the Fund's assets and supervises the daily business affairs of the Fund.  Gartmore was organized in 1983 as an Oregon corporation and is an investment adviser.  Gartmore focuses its investment management business on providing stable value fixed income management services to tax-qualified retirement plans, mutual funds, collective investment trusts and separate investment accounts.  Gartmore is a wholly-owned subsidiary of Gartmore Morley Financial Services, Inc.
(GMFS).  GMFS, an Oregon corporation, is a wholly owned subsidiary of
Gartmore Global Investments, Inc.

    Subject to the supervision of WRIMCO and the Board, Gartmore manages the assets of the Fund in accordance with the Fund's investment objectives and policies. Gartmore makes investment decisions for the Fund and in connection with such investment decisions places purchase and sell orders for securities. For the investment management services it provides to the
Fund, Gartmore receives annual fees from WRIMCO, calculated at an annual rate based on the average daily net assets of the Fund, in the following amounts:

              Assets                             Fee

    Up to $200 million                           0.25%
    Over $200 million and up to $500 million     0.15%
    Over $500 million                            0.05%

Payments by the Fund for Management, Accounting and Shareholder Services

     Under the Management Agreement, for WRIMCO's management services, the
Fund pays WRIMCO a fee as described in the Prospectus. The Fund accrues and pays this fee daily. The Fund also reimburses WRIMCO for nonrecurring or extraordinary expenses incurred by WRIMCO in its provision of services to the Fund. For purposes of calculating the daily fee the Fund does not include money owed to it by Waddell & Reed for shares which it has sold but not yet paid to the Fund.

     The Fund also reimburses WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund's share of the incremental cost of using private transportation for WRIMCO's personnel in lieu of commercial transportation and also certain security-related personnel and facilities costs.

Code of Ethics

    The Fund, WRIMCO and Waddell & Reed have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits their respective directors, officers and employees to invest in securities, including securities that may be purchased or held by the Fund. The Code of Ethics subjects covered personnel to certain restrictions that include prohibited activities, pre-
clearance requirements and reporting obligations.

    The Board of Directors of Gartmore has adopted a Code of Ethics, in accordance with Rule 17j-1 under the 1940 Act that is designed to prevent conduct that could create an actual or potential conflict of interest with any Gartmore Client.

    Under the Shareholder Servicing Agreement, the Fund pays WRSCO a monthly fee of $1.6958 for each shareholder account that was in existence at any time during the prior month. The Fund also pays certain out-of-
pocket expenses of WRSCO, including long distance telephone communications costs; microfilm and storage costs for certain documents; forms, printing and mailing costs; charges of any sub-agent used by WRSCO in performing services under the Shareholder Servicing Agreement; and costs of legal and special services not provided by Waddell & Reed, WRIMCO or WRSCO.

     Under the Accounting Services Agreement, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                          Accounting Services Fee

     Average Net Asset Level         Annual Fee
    (all dollars in millions)        Rate for Each Fund
    -------------------------       -------------------

    From $    0 to $   10           $      0
    From $   10 to $   25           $ 11,000
    From $   25 to $   50           $ 22,000
    From $   50 to $  100           $ 33,000
    From $  100 to $  200           $ 44,000
    From $  200 to $  350           $ 55,000
    From $  350 to $  550           $ 66,000
    From $  550 to $  750           $ 77,000
    From $  750 to $1,000           $ 93,500
    $1,000 and Over                 $110,000

     Since the Fund pays a management fee for investment supervision and an accounting services fee for accounting services as discussed above, WRIMCO and WRSCO, respectively, pay all of their own expenses, except as otherwise noted in the respective agreements, in providing these services. Amounts paid by the Fund under the Shareholder Servicing Agreement are described above. Waddell & Reed and its affiliates pay the Fund's Directors and officers who are affiliated with WRIMCO and its affiliates. The Fund pays the fees and expenses of the Fund's other Directors.

     Waddell & Reed reallows to selling broker-dealers a portion of the sales charge paid for purchases of Class A shares. A major portion of the sales charge for Class A shares may be paid to financial advisors and managers of Waddell & Reed and selling broker-dealers. Waddell & Reed may compensate its financial advisors as to purchases for which there is no front-end sales charge.

     The Fund pays all of its other expenses. These include the costs of materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, custodian fees, fees payable by the Fund under Federal or other securities laws and to the
Investment Company Institute and nonrecurring or extraordinary expenses, including litigation and indemnification relating to litigation.

Distribution Services

     Under the Distribution and Service Plan for Class A shares (the Plan)
adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, the Fund may pay Waddell & Reed, the principal underwriter for the Fund, a fee not to exceed 0.25% of the Fund's average annual net assets attributable to Class
A shares, paid monthly, to compensate Waddell & Reed for its costs and expenses in connection with, either directly or through others, the distribution of the Class A shares, the provision of personal services to
Class A shareholders and/or maintenance of Class A shareholder accounts.

     Pursuant to the Underwriting Agreement entered into between Waddell &
Reed and the Fund, Waddell & Reed offers the Fund's shares through its financial advisors and sales managers (the sales force) and through other broker-dealers, banks and other appropriate intermediaries. In distributing shares through its sales force, Waddell & Reed will pay commissions and incentives to the sales force at or about the time of sale and will incur other expenses including costs for prospectuses, sales literature, advertisements, sales office maintenance, processing of orders and general overhead with respect to its efforts to distribute the Fund's shares. The
Plan permits Waddell & Reed to receive compensation for these Class
A-related distribution activities through the distribution fee, subject to the limit contained in the Plan. The Plan also permits Waddell & Reed to receive compensation for amounts it expends:  in compensating, training and supporting registered financial advisors, sales managers and/or other appropriate personnel in providing personal services to Class A shareholders of the Fund and/or maintaining Class A shareholder accounts;
increasing services provided to Class A shareholders of the Fund by office personnel located at field sales offices; engaging in other activities useful in providing personal service to Class A shareholders of the Fund and/or maintenance of Class A shareholder accounts; and in compensating broker-dealers and other third parties who may regularly sell Class A shares of the Fund, and may regularly provide shareholder services and/or maintain shareholder accounts with respect to Class A shares.

     The only Directors or interested persons, as defined in the 1940 Act, of the Fund who have a direct or indirect financial interest in the operation of the Plan are the officers and Directors who are also officers of either Waddell & Reed or its affiliate(s) or who are shareholders of
Waddell & Reed Financial, Inc., the indirect parent company of Waddell &
Reed. The Plan is anticipated to benefit the Fund and its shareholders through Waddell & Reed's activities not only to distribute the Class A shares but also to provide personal services to Class A shareholders and thereby promote the maintenance of their accounts with the Fund. The Fund anticipates that Class A shareholders may benefit to the extent that
Waddell & Reed's activities are successful in increasing the assets of the
Fund, through increased sales or reduced redemptions, or a combination of these, and thereby reducing a shareholder's share of Fund and class expenses. Increased Fund assets may also provide greater resources with which to pursue the goal of the Fund. Further, continuing sales of shares may also reduce the likelihood that it will be necessary to liquidate portfolio securities, in amounts or at times that may be disadvantageous to the Fund, to meet redemption demands. In addition, the Fund anticipates that the revenues from the Plan will provide Waddell & Reed with greater resources to make the financial commitments necessary to continue to improve the quality and level of services to the Fund and the Class A shareholders.

    To the extent that Waddell & Reed incurs expenses for which reimbursement or compensation may be made under the Plan that relate to distribution and service activities also involving another fund in the
Waddell & Reed Advisors Funds or W&R Funds, Inc., Waddell & Reed typically determines the amount attributable to the Fund's expenses under the Plan on the basis of a combination of the relative net assets and number of shareholder accounts.

    The Plan was approved by the Board of Directors, including the
Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operations of the Plan or any agreement referred to in the Plan (hereafter, the Plan Directors).

     Among other things, the Plan provides that (1) Waddell & Reed will provide to the Directors of the Fund at least quarterly, and the Directors will review, a report of amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendments thereto will be effective only if approved, by the Directors including the Plan Directors acting in person at a meeting called for that purpose, (3) payments under the Plan may not be materially increased without the vote of the holders of a majority of the outstanding Class A shares of the Fund, and (4) while the Plan remains in effect, the selection and nomination of the Directors who are Plan Directors will be committed to the discretion of the Plan Directors.

    Class A shares of the Fund are offered through Waddell & Reed and other broker-dealers. In addition to the dealer reallowance that may be applicable to Class A share purchases, Waddell & Reed may pay other broker-
dealers a portion of the fees it receives under the Plan as well as other compensation in connection with the distribution of Fund shares, including, for Class A shares purchased at NAV by clients of Legend Equities
Corporation (Legend), Waddell & Reed (or its affiliate) may pay Legend
0.50% of net assets invested.

Custodial and Auditing Services

     The Fund's custodian is UMB Bank, n.a., and its address is 928 Grand
Boulevard, Kansas City, Missouri. In general, the custodian is responsible for holding the Fund's cash and securities. Deloitte & Touche LLP, located at 1010 Grand Boulevard, Kansas City, Missouri, is the Fund's independent auditor, and audits the Fund's financial statements and prepares the Fund's tax returns.

                  BROKERAGE ALLOCATION AND OTHER PRACTICES

     One of the duties undertaken by Gartmore pursuant to the Sub-Advisory
Contract is to arrange the purchase and sale of securities for the portfolio of the Fund. Transactions in securities other than those for which an exchange is the primary market are generally effected with dealers acting as principals or market makers. Brokerage commissions are paid primarily for effecting transactions in securities traded on an exchange and otherwise only if it appears likely that a better price or execution can be obtained. The individuals who manage the Fund may manage other advisory accounts with similar investment objectives. It can be anticipated that the managers may place concurrent orders for all or most accounts for which the managers have responsibility or Gartmore may otherwise combine orders for the Fund with those of other accounts for which it has investment discretion. The policy of Gartmore is not to favor any client at the expense of another. In the rare instances where multiple client needs outweigh a particular assets capacity, Gartmore divides the capacity on an equitable basis among the various clients. Considerations include minimum position requirements for each fund, cash levels, and diversification requirements.

    In all cases, Gartmore seeks to implement its allocation procedures to achieve a fair and equitable allocation of securities among its funds and other advisory accounts. Sharing in large transactions could affect the price the Fund pays or receives or the amount it buys or sells. As well, a better negotiated commission may be available through combined orders.

     To effect the portfolio transactions of the Fund, Gartmore is authorized to engage broker-dealers (brokers) which, in its best judgment based on all relevant factors, will implement the policy of the Fund to seek best execution (prompt and reliable execution at the best price obtainable) for reasonable and competitive commissions. Gartmore need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Fund. Gartmore does not receive extensive research from dealers and has not entered into any transactions in which "soft dollar" research or other compensation is received in consequence of a trade.

                                CAPITAL STOCK

The Shares of the Fund

    The shares of the Fund represent an interest in the Fund's securities and other assets and in its profits or losses. Each fractional share of a class has the same rights, in proportion, as a full share of that class.

    The Fund offers one class, Class A, of its shares. Class A shares are subject to an initial sales charge and to an ongoing distribution and/or service fee. Shares will be subject to a 2% redemption fee when the Fund
Protection Trigger (Trigger) is active. Shares are fully paid and nonassessable when purchased.

    The Fund does not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval, will be presented to shareholders at a meeting called by the Board of Directors for such purpose. Each share of the Fund has one vote.

    Special meetings of shareholders may be called for any purpose upon receipt by the Fund of a request in writing signed by shareholders holding not less than 25% of all shares entitled to vote at such meeting, provided certain conditions stated in the Bylaws are met. There will normally be no meeting of the shareholders for the purpose of electing directors until such time as less than a majority of directors holding office have been elected by shareholders, at time which the directors then in office will call a shareholders' meeting for the election of directors. To the extent that Section 16(c) of the 1940 Act applies to the Fund, the directors are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the shareholders of record of not less than 10% of the Corporation's outstanding shares.

                 PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares

    Minimum Initial and Subsequent Investments

     Initial investments must be at least $500 with the exceptions described in this paragraph. A $100 minimum initial investment pertains to certain exchanges of shares from another fund in the Waddell & Reed
Advisors Funds or W&R Funds, Inc. A $50 minimum initial investment pertains to purchases for certain retirement plan accounts and to accounts for which an investor has arranged, at the time of initial investment, to make subsequent purchases for the account by having regular monthly withdrawals of $25 or more made from a bank account or through a payroll deduction. A minimum initial investment of $25 is applicable to purchases made through payroll deductions or for certain retirement plan accounts of employees of
Waddell & Reed, WRIMCO and their affiliates. Except with respect to certain exchanges and automatic withdrawals from a bank account, a shareholder may make subsequent investments of any amount. See, Exchanges for Shares of
Other Funds in the Waddell & Reed Advisors Funds, W&R Funds, Inc. and
Waddell & Reed InvestEd Portfolios, Inc.

Reduced Sales Charges

    Account Grouping

     Large purchases of Class A shares are subject to lower sales charges.
The schedule of breakpoints and reduced sales charges appears in the
Prospectus. For the purpose of taking advantage of the lower sales charges available for large purchases, a purchase in any of categories 1 through 7 listed below made by an individual or deemed to be made by an individual may be grouped with purchases in any other of these categories.

1.  Purchases by an individual for his or her own account (includes purchases under the Waddell & Reed Advisors Funds Revocable Trust
    Form);

2.  Purchases by that individual's spouse purchasing for his or her own account (includes Waddell & Reed Advisors Funds Revocable Trust Form of spouse);

3.  Purchases by that individual or his or her spouse in their joint account;

4.  Purchases by that individual or his or her spouse for the account of their child under age 21;

5.  Purchase by any custodian for the child of that individual or spouse in a Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors
    Act (UGMA) account;

6.  Purchases by that individual or his or her spouse for his or her individual retirement account (IRA), salary reduction plan account under Section 457 of the Internal Revenue Code of 1986, as amended
    (the Code), provided that such purchases are subject to a sales charge
    (See Net Asset Value Purchases), tax-sheltered annuity account (TSA)
    or Keogh plan account, provided that the individual and spouse are the only participants in the Keogh plan; and

7.  Purchases by a trustee under a trust where that individual or his or her spouse is the settlor (the person who establishes the trust).

     For the foregoing categories, an individual's domestic partner may be treated as his or her spouse.

    Examples:

     A.  Grandmother opens an UGMA account for grandson A; Grandmother has an account in her own name; A's father has an account in his own name; the UGMA account may be grouped with A's father's account but may not be grouped with Grandmother's account;

     B.  H establishes a trust naming his children as beneficiaries and appointing himself and his bank as co-trustees; a purchase made in the trust account is eligible for grouping with an IRA account of W, H's wife;

     C.  H's will provides for the establishment of a trust for the benefit of his minor children upon H's death; his bank is named as trustee; upon H's death, an account is established in the name of the bank, as trustee; a purchase in the account may be grouped with an account held by H's wife in her own name.

     D.  X establishes a trust naming herself as trustee and R, her son, as successor trustee and R and S as beneficiaries; upon X's death, the account is transferred to R as trustee; a purchase in the account may not be grouped with R's individual account. (If
         X's spouse, Y, was successor trustee, this purchase could be grouped with Y's individual account.)

     All purchases of Class A shares made for a participant in a multi-
participant Keogh plan may be grouped only with other purchases made under the same plan; a multi-participant Keogh plan is defined as a plan in which there is more than one participant where one or more of the participants is other than the spouse of the owner/employer.

Example A: H has established a Keogh plan; he and his wife W are the only participants in the plan; they may group their purchases made under the plan with any purchases in categories 1 through 7 above.

Example B: H has established a Keogh plan; his wife, W, is a participant and they have hired one or more employees who also become
           participants in the plan; H and W may not combine any purchases made under the plan with any purchases in categories 1 through
           7 above; however, all purchases made under the plan for H, W or any other employee will be combined.

     All purchases of Class A shares made under a qualified employee benefit plan of an incorporated business will be grouped. (A qualified employee benefit plan is established pursuant to Section 401 of the Code.)
All qualified employee benefit plans of any one employer or affiliated employers will also be grouped. (An affiliate is defined as an employer that directly, or indirectly, controls or is controlled by or is under control with another employer.)  All qualified employee benefit plans of an employer who is a franchisor and those of its franchisee(s) may also be grouped.

Example: Corporation X sets up a defined benefit plan; its subsidiary,
         Corporation Y, sets up a 401(k) plan; all contributions made under both plans will be grouped.

     All purchases of Class A shares made under a simplified employee pension plan (SEP), payroll deduction plan or similar arrangement adopted by an employer or affiliated employers (as defined above) may be grouped provided that the employer elects to have all such purchases grouped at the time the plan is set up. If the employer does not make such an election, the purchases made by individual employees under the plan may be grouped with the other accounts of the individual employees described above in
Account Grouping.

     Account grouping as described above is available under the following circumstances.

    One-time Purchases

     A one-time purchase of Class A shares in accounts eligible for grouping may be combined for purposes of determining the availability of a reduced sales charge. In order for an eligible purchase to be grouped, the investor must advise Waddell & Reed at the time the purchase is made that it is eligible for grouping and identify the accounts with which it may be grouped.

Example: H and W open an account in the Fund and invest $75,000; at the same time, H's parents open up three UGMA accounts for H and W's three minor children and invest $10,000 in each child's name; the combined purchase of $105,000 of Class A shares is subject to a reduced sales load applicable to purchases over $100,000 provided that Waddell & Reed is advised that the purchases are entitled to grouping.

    Rights of Accumulation

     If Class A shares are held in any account and an additional purchase of Class A shares is made in that account or in any account eligible for grouping with that account, the additional purchase is combined with the
NAV of the existing account as of the date the new purchase is accepted by
Waddell & Reed for the purpose of determining the availability of a reduced sales charge.

Example: H is a current Class A shareholder who invested in the Fund three years ago. His account has a NAV of $80,000. His wife, W, now wishes to invest $20,000 in Class A shares of the Fund. W's purchase will be combined with H's existing account and will be entitled to a reduced sales charge applicable to purchases of
         $100,000 or more. H's original purchase was subject to a full sales charge and the reduced charge does not apply retroactively to that purchase.

     In order to be entitled to Rights of Accumulation, the purchaser must inform Waddell & Reed that the purchaser is entitled to a reduced charge and provide Waddell & Reed with the name and number of the existing account(s) with which the purchase may be combined.

    Letter of Intent

     The benefit of a reduced sales charge for larger purchases of Class A shares is also available under a Letter of Intent (LOI). By signing an LOI form, which is available from Waddell & Reed, the purchaser indicates an intention to invest, over a 13-month period, a dollar amount which is sufficient to qualify for a reduced sales charge. The 13-month period begins on the date the first purchase made under the LOI is accepted by
Waddell & Reed. Each purchase made from time to time under the LOI is treated as if the purchaser were buying at one time the total amount which he or she intends to invest. The sales charge applicable to all purchases of Class A shares made under the terms of the LOI will be the sales charge in effect on the beginning date of the 13-month period.

     In determining the amount which the purchaser must invest in order to qualify for a reduced sales charge under an LOI, the investor's Rights of
Accumulation (see above) will be taken into account; that is, Class A shares already held in the same account in which the purchase is being made or in any account eligible for grouping with that account, as described above, will be included.

Example: H signs an LOI indicating his intent to invest in his own name a dollar amount sufficient to entitle him to purchase Class A shares at the sales charge applicable to a purchase of $100,000.
         H has an IRA account and the Class A shares held under the IRA in the Fund have a NAV as of the date the LOI is accepted by Waddell
         & Reed of $15,000; H's wife, W, has an account in her own name invested in another fund in the Waddell & Reed Advisors Funds which charges the same sales load as the Fund, with a NAV as of the date of acceptance of the LOI of $10,000; H needs to invest
         $75,000 in Class A shares over the 13-month period in order to qualify for the reduced sales load applicable to a purchase of
         $100,000.

     A copy of the LOI signed by a purchaser will be returned to the purchaser after it is accepted by Waddell & Reed and will set forth the dollar amount of Class A shares which must be purchased within the 13-month period in order to qualify for the reduced sales charge.

     The minimum initial investment under an LOI is 5% of the dollar amount which must be invested under the LOI. An amount equal to 5% of the purchase required under the LOI will be held in escrow. With respect to LOIs for
$2,000,000 or purchases otherwise qualifying for no sales charge under the terms of the LOI, the initial investment must be at least $200,000. If a purchaser does not, during the period covered by the LOI, invest the amount required to qualify for the reduced sales charge under the terms of the
LOI, he or she will be responsible for payment of the sales charge applicable to the amount actually invested. The additional sales charge owed on purchases of Class A shares made under an LOI which is not completed will be collected by redeeming part of the shares purchased under the LOI and held in escrow unless the purchaser makes payment of this amount to Waddell & Reed within twenty (20) days of Waddell & Reed's request for payment.

     If the actual amount invested is higher than the amount an investor intends to invest, and is large enough to qualify for a sales charge lower than that available under the LOI, the lower sales charge will apply.

     An LOI does not bind the purchaser to buy, or Waddell & Reed to sell, the shares covered by the LOI.

     The value of any shares redeemed during the 13-month period which were acquired under the LOI will be deducted in computing the aggregate purchases under the LOI.

     LOIs are not available for purchases made under an SEP where the employer has elected to have all purchases under the SEP grouped.

    Other Funds in the Waddell & Reed Advisors Funds, W&R Funds, Inc. and
 Waddell & Reed InvestEd Portfolios, Inc.

     For clients of Waddell & Reed and Legend, reduced sales charges for larger purchases of Class A shares apply to purchases of any of the Class A shares of any of the funds in the Waddell & Reed Advisors Funds, W&R Funds,
Inc. and Waddell & Reed InvestEd Portfolios, Inc. subject to a sales charge. A purchase of Class A shares, or Class A shares held, in any of the funds in the Waddell & Reed Advisors Funds, W&R Funds, Inc. and/or Waddell
& Reed InvestEd Portfolios, Inc. subject to a sales charge will be treated as an investment in the Fund in determining the applicable sales charge.
For these purposes, Class A shares of Waddell & Reed Advisors Cash
Management, Inc. or W&R Funds, Inc. Money Market Fund that were acquired by exchange of another Waddell & Reed Advisors Fund, W&R Funds, Inc. or
Waddell & Reed InvestEd Portfolios, Inc. Class A shares on which a sales charge was paid, plus the shares paid as dividends on those acquired shares, are also taken into account.

Net Asset Value Purchases of Class A Shares

     Class A shares of the Fund may be purchased at NAV by the Directors and officers of the Fund or of any affiliated entity of Waddell & Reed, employees of Waddell & Reed or of any of its affiliates, financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each such Director, officer, employee and financial advisor. Child includes stepchild; parent includes stepparent. Purchases of Class A shares in an IRA sponsored by Waddell &
Reed established for any of these eligible purchasers may also be at NAV.
Purchases of Class A shares in any tax-qualified retirement plan under which the eligible purchaser is the sole participant may also be made at
NAV. Employees include retired employees. A retired employee is an individual separated from service from Waddell & Reed, or from an affiliated company with a vested interest in any Employee Benefit plan sponsored by Waddell & Reed or any of its affiliated companies. Financial advisors include retired financial advisors. A retired financial advisor is any financial advisor who was, at the time of separation from service from
Waddell & Reed, a Senior Financial Advisor.

     Until December 31, 2003, Class A shares may be purchased at NAV by persons who are clients of Legend if the purchase is made with the proceeds of the redemption of shares of a mutual fund which is not within the
Waddell & Reed Advisors Funds or W&R Funds, Inc. and the purchase is made within 60 days of such redemption.

     Shares may be issued at NAV in a merger, acquisition or exchange offer made pursuant to a plan of reorganization to which the Fund is a party.

    Purchases of Class A shares by Friends of the Firm, which include certain persons who have an existing relationship with Waddell & Reed or any of its affiliates, may be made at NAV.

     Purchases of Class A shares in a 401(k) plan or a 457 plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records, may be made at NAV.

    Purchases of Class A shares in retirement plan accounts held in the
Waddell & Reed Advisors Retirement Plan, offered and distributed by
Nationwide Investment Services Corporation through Nationwide Trust
Company, FSB retirement programs, may be made at NAV.

    Direct Rollovers from the Waddell & Reed Advisors Retirement Plan may be made at NAV.

Reasons for Differences in the Public Offering Price of Class A Shares

     As described herein and in the Prospectus, there are a number of instances in which the Fund's Class A shares are sold or issued on a basis other than at the maximum public offering price, that is, the NAV plus the highest sales charge. Some of these instances relate to lower or eliminated sales charges for larger purchases of Class A shares, whether made at one time or over a period of time as under an LOI or Rights of Accumulation.
See the table of breakpoints in sales charges in the Prospectus for the
Class A shares. The reasons for these quantity discounts are, in general, that (1) they are traditional and have long been permitted in the industry and are therefore necessary to meet competition as to sales of shares of other funds having such discounts, (2) certain quantity discounts are required by rules of the National Association of Securities Dealers, Inc.
(as is elimination of sales charges on the reinvestment of dividends and distributions), and (3) they are designed to avoid an unduly large dollar amount of sales charge on substantial purchases in view of reduced selling expenses. Quantity discounts are made available to certain related persons for reasons of family unity and to provide a benefit to tax-exempt plans and organizations.

     In general, the reasons for the other instances in which there are reduced or eliminated sales charges for Class A shares are as follows.
Exchanges at NAV are permitted because a sales charge has already been paid on the shares exchanged. Sales of Class A shares without a sales charge are permitted to Directors, officers and certain others due to reduced or eliminated selling expenses and since such sales may aid in the development of a sound employee organization, encourage responsibility and interest in a Fund and an identification with its aims and policies. Limited reinvestments of redemptions of Class A shares at no sales charge are permitted to attempt to protect against mistaken or not fully informed redemption decisions. Class A shares may be sold without a sales charge in plans of reorganization due to reduced or eliminated sales expenses and since, in some cases, such shares are exempted by the 1940 Act from the otherwise applicable requirements as to sales charges. Reduced or eliminated sales charges may also be used for certain short-term promotional activities by Waddell & Reed. In no case in which there is a reduced or eliminated sales charge are the interests of existing Class A shareholders adversely affected since, in each case, the Fund receives the
NAV per share of all shares sold or issued.

Flexible Withdrawal Service

     If you qualify, you may arrange to receive through the Flexible
Withdrawal Service (Service) regular monthly, quarterly, semiannual or annual payments by redeeming on an ongoing basis Class A shares that you own of any of the funds in the Waddell & Reed Advisors Funds or W&R Funds,
Inc. It would be a disadvantage to an investor to make additional purchases of Class A shares while the Service is in effect because it would result in duplication of sales charges. Applicable forms to start the Service are available through Waddell & Reed Services Company.

     The maximum amount of the withdrawal for monthly, quarterly, semiannual and annual withdrawals is 2%, 6%, 12% and 24% respectively of the value of your account at the time the Service is established. The minimum withdrawal is $50.

     To qualify for the Service, you must have invested at least $10,000 in shares which you still own of any of the funds in the Waddell & Reed
Advisors Funds or W&R Funds, Inc.; or, you must own shares having a value of at least $10,000. The value for this purpose is the value at the current offering price.

     You can choose to have shares redeemed to receive:

     1. a monthly, quarterly, semiannual or annual payment of $50 or more;

     2. a monthly payment, which will change each month, equal to one-
twelfth of a percentage of the value of the shares in the Account; (you select the percentage); or

     3. a monthly or quarterly payment, which will change each month or quarter, by redeeming a number of shares fixed by you (at least five shares).

     Shares are redeemed on the 20th day of the month in which the payment is to be made, or on the prior business day if the 20th is not a business day. Payments are made within five days of the redemption.

     Retirement plan accounts may be subject to a fee imposed by the Plan
Custodian for use of the Service.

     The dividends and distributions on shares you have made available for the Service are paid in additional shares. All payments under the Service are made by redeeming shares, which may involve a gain or loss for tax purposes. To the extent that payments exceed dividends and distributions, the number of shares you own will decrease. When all of the shares in an account are redeemed, you will not receive any further payments. Thus, the payments are not an annuity, an income or a return on your investment.

     You may, at any time, change the manner in which you have chosen to have shares redeemed to any of the other choices originally available to you. You may, at any time, redeem part or all of the shares in your account; if you redeem all of the shares, the Service is terminated. The
Fund can also terminate the Service by notifying you in writing.

     After the end of each calendar year, information on shares redeemed will be sent to you to assist you in completing your Federal income tax return.

Exchanges for Shares of Other Funds in the Waddell & Reed Advisors Funds,
W&R Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc.

    Class A Share Exchanges

     To be eligible to purchase shares of the Fund, the plan or other institution must restrict individual participants from transferring assets from the Fund to another fixed income investment option which has a targeted average duration of three years or less or which seeks to maintain a stable value (a Competing Fund).  Alternatively, if a Competing Fund is
an option for participant transfers, participants must be required to transfer assets to an investment option which is not a Competing Fund for a period of at least 90 days before the assets can be transferred into a
Competing Fund.  Competing Funds within the Waddell & Reed family of funds are Waddell & Reed Advisors Cash Management, Inc., Waddell & Reed Advisors
Fixed Income Funds, Inc. Limited-Term Bond Fund, W&R Funds, Inc. Money
Market Fund and W&R Funds, Inc. Limited-Term Bond Fund.

     For clients of Waddell & Reed and Legend, once a sales charge has been paid on Class A shares of a fund in the Waddell & Reed Advisors Funds, W&R
Funds, Inc. or Waddell & Reed InvestEd Portfolios, Inc., these shares and any shares added due to reinvested dividends or distributions paid on those shares may be freely exchanged for Class A shares of another fund in the
Waddell & Reed Advisors Funds, W&R Funds, Inc. or Waddell & Reed InvestEd
Portfolios, Inc., subject to the limitations and restrictions described above. The shares you exchange must be worth at least $100 or you must already own shares of the fund in the Waddell & Reed Advisors Funds, W&R
Funds, Inc. or Waddell & Reed InvestEd Portfolios, Inc. into which you want to exchange.

     You may exchange Class A shares you own in another fund in the Waddell
& Reed Advisors Funds, W&R Funds, Inc. or Waddell & Reed InvestEd
Portfolios, Inc. for Class A shares of the Fund without charge if (1) a sales charge was paid on these shares, or (2) the shares were received in exchange for shares for which a sales charge was paid, or (3) the shares were acquired from reinvestment of dividends and distributions paid on such shares. There may be one or more such exchanges so long as a sales charge was paid on the shares originally purchased. Also, shares acquired without a sales charge because the purchase was $2 million or more will be treated the same, for this purpose, as shares on which a sales charge was paid.

     Shares of Waddell & Reed Advisors Municipal Bond Fund, Inc., Waddell &
Reed Advisors Fixed Income Funds, Inc. Government Securities Fund, Waddell
& Reed Advisors Fixed Income Funds, Inc. Limited-Term Bond Fund, Waddell &
Reed Advisors Municipal High Income Fund, Inc., W&R Funds, Inc. Municipal
Bond Fund, W&R Funds, Inc. Limited-Term Bond Fund and W&R Funds, Inc.
Capital ProtectionPlus Fund are exceptions and the following rules apply.
Class A shares of any of these funds may be exchanged for Class A shares of any of the other Funds in Waddell & Reed Advisors Funds, W&R Funds, Inc.
and Waddell & Reed InvestEd Portfolios, Inc. only if (1) you received those shares as a result of one or more exchanges of shares on which a maximum sales charge was originally paid (currently, 5.75%), or (2) the shares have been held from the date of original purchase for at least six months.

     Clients of unaffiliated third-party broker-dealers may sell shares of the Fund and buy Class A shares of another fund that is not a Competing Fund in W&R Funds, Inc., without the payment of an additional sales charge.

     Subject to the above rules regarding sales charges, you may have a specific dollar amount of Class A shares of W&R Funds, Inc. Money Market
Fund automatically exchanged each month into Class A shares of the Fund or any other fund in the W&R Funds, Inc., provided you already own Class A shares of that fund. The shares of W&R Funds, Inc. Money Market Fund which you designate for automatic exchange must be worth at least $100, which may be allocated among the Class A shares of different funds in the W&R Funds,
Inc. so long as each fund receives a value of at least $25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

     You may exchange only into funds that are legally permitted for sale in your state of residence. Currently, each fund within Waddell & Reed
Advisors Funds, W&R Funds, Inc. and Waddell & Reed InvestEd Portfolios,
Inc. may be sold only within the United States and the Commonwealth of
Puerto Rico.

    The exchange will be made at the NAV next determined after receipt of your written request in good order by the Fund. When you exchange shares, the total shares you receive will have the same aggregate NAV as the total shares you exchange.

     These exchange rights may be eliminated or modified at any time by the
Fund, upon notice in certain circumstances. The Fund may limit activity deemed to be market timing by restricting the amount of exchanges permitted by a shareholder.

     Waddell & Reed reserves the right to reject any purchase orders, including purchases by exchange, and it and the Fund reserve the right to discontinue offering Fund shares for purchase.

Retirement Plans and Other Tax-Advantaged Savings Accounts

     Your account may be set up as a funding vehicle for a retirement plan or other tax-advantaged savings account. For individual taxpayers meeting certain requirements, Waddell & Reed offers model or prototype documents for the following retirement plans and other accounts. All of these accounts involve investment in shares of the Fund (or shares of certain other funds in the Waddell & Reed Advisors Funds or W&R Funds, Inc.).

      Individual Retirement Accounts (IRAs). Investors having eligible earned income may set up a plan that is commonly called an IRA. Under a traditional IRA, an investor can contribute each year up to 100% of his or her earned income, up to the Annual Dollar Limit per year (provided the investor has not reached age 70 1/2). Through the 2004 calendar year, the
Annual Dollar Limit is $3,000. For individuals who have attained age 50 by the last day of the calendar year for which the contribution is made, the
Annual Dollar Limit also allows a catch-up contribution. The maximum annual catch-up contribution is $500 through the 2005 calendar year. An individual's maximum IRA contribution for a taxable year is reduced by the amount of any contributions that individual makes to an ROTH IRA for that year. For a married couple, the maximum annual contribution is two times the Annual Dollar Limit (the Annual Dollar Limit for each spouse) or, if less, the couple's combined earned income for the taxable year, even if one spouse had no earned income. Generally, the contributions are deductible unless: 1) the investor (or, if married, either spouse) is an active participant in an employer-sponsored retirement plan; and 2) their adjusted gross income exceeds certain levels. A married investor who is not an active participant, who files jointly with his or her spouse and whose combined adjusted gross income does not exceed $150,000 is not affected by his or her spouse's active participant status.

    An investor may also use a traditional IRA to receive a rollover contribution that is either (a) a direct rollover distribution from an employer's plan or (b) a rollover of an eligible distribution paid to the investor from an employer's plan or another IRA. To the extent a rollover contribution is made to a traditional IRA, the distribution will not be subject to Federal income tax until distributed from the IRA. A direct rollover generally applies to any distribution from an employer's plan
(including a custodial account under Section 403(b)(7) of the Code or a government plan under Section 457 of the Code, but not an IRA) other than certain periodic payments, required minimum distributions and other specified distributions. In a direct rollover, the eligible rollover distribution is paid directly to the IRA, not to the investor. If, instead, an investor receives payment of an eligible rollover distribution, all or a portion of that distribution generally may be rolled over to an IRA within
60 days after receipt of the distribution. Because mandatory Federal income tax withholding applies to any eligible rollover distribution that is not paid in a direct rollover, investors should consult their tax advisers or pension consultants as to the applicable tax rules. If you already have an
IRA, you may have the assets in that IRA transferred directly to an IRA offered by Waddell & Reed.

    Roth IRAs. Investors having eligible earned income and whose adjusted gross income (or combined adjusted gross income, if married) does not exceed certain levels, may establish and contribute up to the Annual Dollar
Limit per tax year to a Roth IRA (or to any combination of Roth and traditional IRAs). An individual's maximum Roth IRA contribution for a taxable year is reduced by the amount of any contributions that individual makes to an IRA for that year. For a married couple, the annual maximum is two times the Annual Dollar Limit (the Annual Dollar Limit for each spouse)
or, if less, the couple's combined earned income for the taxable year, even if one spouse had no earned income.

    In addition, for an investor whose adjusted gross income does not exceed $100,000 (and who is not a married person filing a separate return), certain distributions from traditional IRAs may be rolled over to a Roth
IRA and any of the investor's traditional IRAs may be converted into a Roth
IRA; these rollover distributions and conversions are, however, subject to
Federal income tax.

     Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in the Roth IRA, and withdrawals of earnings are not subject to Federal income tax if the account has been held for at least five years and the account holder has reached age 59 1/2 (or certain other conditions apply).

     Coverdell Education Savings Accounts (formerly, Education IRAs).
Although not technically for retirement savings, Coverdell Education
Savings Accounts provide a vehicle for saving for a child's education.  A
Coverdell Education Savings Account may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute up to $2000 to a Coverdell Education Savings
Account (or to each of multiple Coverdell Education Savings Accounts), provided that no more than $2000 may be contributed for any year to
Coverdell Education Savings Accounts for the same beneficiary.
Contributions are not deductible and may not be made after the beneficiary reaches age 18 (except that this age limit does not apply to a beneficiary with "special needs," as defined in the Code).  Earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or certain members of his or her family).

      Simplified Employee Pension (SEP) plans. Employers can make contributions to SEP-IRAs established for employees. Generally an employer may contribute up to 25% of compensation, subject to certain maximums, per year for each employee.

      Keogh Plans. Keogh plans, which are available to self-employed individuals, are defined contribution plans that may be either a money purchase plan or a profit-sharing plan. As a general rule, an investor under a defined contribution Keogh plan can contribute, for 2002, up to 25%
of his or her annual earned income, with a maximum of $40,000.

      457 Plans. If an investor is an employee of a state or local government or of certain types of charitable organizations, he or she may be able to enter into a deferred compensation arrangement in accordance with Section 457 of the Code.

      TSAs - Custodial Accounts and Title I Plans. If an investor is an employee of a public school system, a church or certain types of charitable organizations, he or she may be able to enter into a deferred compensation arrangement through a custodial account under Section 403(b)(7) of the
Code. Some organizations have adopted Title I plans, which are funded by employer contributions in addition to employee deferrals.

      Pension and Profit-Sharing Plans, including 401(k) Plans. With a
401(k) plan, employees can make tax-deferred contributions to a plan to which the employer may also contribute, usually on a matching basis. An employee may defer each year the lesser of 100% of income or $11,000 of compensation for 2003, which may be increased each year based on cost-of-
living adjustments.

    More detailed information about these arrangements and applicable forms are available from Waddell & Reed. These tax-advantaged savings plans and other accounts may be treated differently under state tax law and may involve complex tax questions as to premature distributions and other matters. Investors should consult their tax adviser or pension consultant.

Redemptions

     The Prospectus gives information as to redemption procedures.
Redemption payments are made within seven (7) days from receipt of a request in good order, unless delayed because of emergency conditions as determined by the SEC, when the NYSE is closed other than for weekends or holidays, or when trading on the NYSE is restricted. Payment is made in cash, although under extraordinary conditions redemptions may be made in portfolio securities.

    In certain circumstances, the Fund reserves the right to honor a redemption request by making payment in whole or in part in securities or securities and wrap contracts, selected solely at the discretion of
Gartmore. The Fund will always redeem shares in cash for redemption requests up to the lesser of $250,000 or 1% of the net asset value of the
Fund pursuant to an election made by the Fund and filed with the SEC. In addition, the Fund does not intend to do an in-kind redemption for any redemption requests of less than $1,000,000. The Fund does not anticipate exercising its right to redeem in-kind except in extraordinary circumstances as determined by the Fund and never is a request for redemption is received in connection with a Benefit Responsive Payment
Event.

    To the extent a payment in kind is made with securities, you may incur transaction expenses in holding and disposing of the securities. Therefore, in receiving securities you may incur costs that may exceed your share of the operating expenses incurred by the Fund. In addition, wrap contracts assigned to you as payment in kind are illiquid and will require you to pay fees directly to the Wrap Provider rather than through the Fund. Further, a wrap contract may contain restrictions on the securities subject to such
Agreement, including, but not limited to the types, maturities, duration and credit quality of each security. Therefore, to obtain the benefits of a wrap contract, you may not be able to freely trade the securities underlying the Agreement. Also, wrap contracts assigned to you will not provide protection against the credit risk associated with the issuer of any underlying assets (see Risks Associated with Wrap Contracts).

    To the extent that any such payment in kind includes a wrap contract, the Fund will assign a portion of one or more wrap contracts to you. The economic terms and conditions of each assigned wrap contract will be substantially similar to the wrap contracts held by the Fund. By purchasing shares in the Fund, you agree to accept an assignment of a wrap contract as part of an in-kind redemption, provided that at the time of the redemption payment such assignment would not violate applicable law.

    A Wrap Provider, prior to the assignment of a wrap contract to a shareholder, may require you to represent and warrant that such assignment does not violate any applicable laws. Moreover, the Wrap Provider may require you to obtain at your own expense the services of a qualified professional asset manager acceptable to the Wrap Provider to manage the securities distributed in kind in conformity with the wrap contract provisions. In the event a wrap contract cannot be assigned to you, the
Fund in its discretion may satisfy the redemption request through (a) a cash payment, (b) redemption-in-kind consisting entirely of securities, or
(c) a combination of cash and securities.

    In the event a redemption is made in kind with a wrap contract, the
Fund will incur costs in obtaining such wrap contract and assigning it to the shareholder. The Fund will examine the costs and benefits of obtaining a wrap contract in making a determination to incur such costs. Typically, these costs should not exceed $5,000 per issuance.

    Redemption Fees. Generally, redemption requests on all shares will be subject to a 2% redemption fee when the Trigger is "active."  The redemption fee will be retained by the Fund to help minimize the impact the redemptions may have on Fund performance and to support administrative costs associated with redemptions from the Fund. Additionally, the redemption fee may discourage market timing by those shareholders initiating redemptions to take advantage of short-term movements in interest rates.

    The Trigger is active on any day that, as of two business days prior, the "Gross Annual Effective Yield of the Fund" is less than the current yield on the Dealer Commercial Paper (90-day) Index. Once activated, the
Trigger will become inactive on any day that, as of two business days prior, the Gross Annual Effective Yield of the Fund is at least 0.25%
greater than the current yield of the Dealer Commercial Paper (90-day)
Index found daily in the Money and Investing section of The Wall Street
Journal. If the Dealer Commercial Paper (90-day) Index is not available in
The Wall Street Journal, the Fund may use alternative sources of information for 90-day dealer commercial paper rates.

    Redemptions of Fund Shares by participants in a Plan and Contract owners for reasons of death, disability, retirement, employment termination, loans, hardship, and other Plan-permitted withdrawals and investment transfers to non-Competing Funds (each, a "Benefit Responsive
Payment Event") are not subject to a redemption fee. All other redemptions of Shares are subject to a 2% redemption fee, payable to the Fund when the
Trigger is active.

                                   EXAMPLE

    On October 15, the Fund receives a request in good order from a shareholder in the amount of $5,000. Assume that as of October 13th the current yield on the Dealer Commercial Paper (90-day) Index is 7.2% and the
Gross Annual Effective Yield of the Fund if 7.0%. Because the Gross Annual
Effective Yield of the Fund is less than the current yield on the Dealer
Commercial Paper (90-day) Index is less that the current yield on the
Dealer Commercial Paper (90-day) Index the Trigger is active, and the shareholder will receive net proceeds of $4,900 for the redemption. The
Trigger will remain active until two business days after the Gross Annual
Effective Yield of the Fund exceeds the current yield on the Dealer
Commercial Paper (90-day) Index by 0.25%.

    The Gross Annual Effective Yield of the Fund is determined daily based on a formula specified in the Fund's wrap contract(s) and reflects the ratio of the covered assets' market value to their book value.

    Information on the Trigger and the Gross Annual Effective Yield for
the Fund can be obtained by calling 1-800-848-0920.

    The Fund reserves the right to modify its redemption fee and waiver policy in whole or in part for certain shareholders upon 30 days written notice to such shareholders.

Reinvestment Privilege

     The Fund offers a one-time reinvestment privilege that allows you to reinvest without charge all or part of any amount of Class A shares you redeem from the Fund by sending to the Fund the amount you wish to reinvest. The amount you return will be reinvested in Class A shares at the
NAV next calculated after the Fund receives the returned amount. Your written request to reinvest and the amount to be reinvested must be received within forty-five (45) days after your redemption request was received, and the Fund must be offering Class A shares at the time your reinvestment request is received. You can do this only once as to Class A shares of the Fund. You do not lose this privilege by redeeming shares to invest the proceeds at NAV in a Keogh plan or an IRA.

Mandatory Redemption of Certain Small Accounts

     The Fund has the right to compel the redemption of shares held under any account or any plan if the aggregate NAV of such shares (taken at cost or value as the Board of Directors may determine) is less than $500. The
Board of Directors has no intent to compel redemptions in the foreseeable future. If it should elect to compel redemptions, shareholders who are affected will receive prior written notice and will be permitted sixty (60)
days to bring their accounts up to the minimum before this redemption is processed.

Determination of Offering Price

     The NAV of the shares of the Fund is the value of the assets, less the liabilities, divided by the total number of outstanding shares.

    The offering price of a Class A share is its NAV next calculated following acceptance of a purchase request, in good order, plus the sales charge, as applicable. The number of shares you receive for your purchase depends on the next offering price after Waddell & Reed, or an authorized third party, properly receives and accepts your order. You will be sent a confirmation after your purchase (except for automatic transactions) which will indicate how many shares you have purchased.

     Waddell & Reed need not accept any purchase order, and it or the Fund may determine to discontinue offering Fund shares for purchase.

     The NAV and offering price per share are computed once on each day that the NYSE is open for trading as of the later of the close of the regular session of the NYSE or the close of the regular session of any other securities or commodities exchange on which an option or futures contract held by the Fund is traded. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open on the following days:  New Year's
Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
However, it is possible that the NYSE may close on other days. The NAV will likely change every business day, since typically the value of the assets and the number of shares outstanding change every business day.

     The securities in the portfolio of the Fund, except as otherwise noted, that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are valued using a third-
party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued at amortized cost, which approximates market value.
When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Board of Directors.

      Normally, the value of the Fund's wrap contracts will vary inversely with the value of the assets of the Fund that are covered by wrap contracts
("covered assets").  For example, when the market value of covered assets falls below "book value" (essentially the purchase price of covered assets plus any accrued net income thereon), wrap contracts will be assets of the
Fund with a value equal to the difference between the book and market values.  Similarly, when the market value of covered assets is greater than their book value, wrap contracts will become a liability of a Fund equal to the amount by which the market value of covered assets exceeds their book value.

                            TAXATION OF THE FUND

General

    The Fund intends to qualify for treatment as a regulated investment company (RIC) under the Code, so that it is relieved of Federal income tax on that part of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gains, determined without regard to any deduction for dividends paid) that it distributes to its shareholders. To qualify for treatment as a RIC, the Fund must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income and must meet several additional requirements. These requirements include the following:  (1) the
Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or other income (including gains from options or futures contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S.
Government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and
(3) at the close of each quarter of the Fund's taxable year, not more than
25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

     If the Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year (even if it distributed that income to its shareholders) and (2) the shareholders would treat all distributions out of its earnings and profits, including distributions of net capital gains, as dividends (that is, ordinary income). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

     Dividends and distributions declared by the Fund in December of any year and payable to its shareholders of record on a date in that month are deemed to have been paid by the Fund and received by the shareholders in
December even if the Fund pays them during the following January.
Accordingly, those dividends and distributions will be taxed to the shareholders for the year in which that December falls.

    If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of short-term, capital loss to the extent of any distributions received on those shares.
Investors also should be aware that if they purchase shares shortly before the record date for a dividend or distribution, they will receive some portion of the purchase price back as a taxable dividend or distribution.

    The Fund will be subject to a nondeductible 4% excise tax (Excise Tax)
to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary income for that year and capital gains net income for the one-year period ending on October 31 of that year, plus certain other amounts. For these purposes, the Fund may defer into the next calendar year net capital loss incurred between November 1 and the end of the current calendar year. It is the policy of the Fund to pay sufficient dividends and distributions each year to avoid imposition of the Excise
Tax.

Corporate Zero Coupon and Payment-in-Kind Securities

     The Fund may acquire zero coupon or other corporate securities issued at a discount. As a holder of those securities, the Fund must include in its income the portion of the discount that accrues on them during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Similarly, the Fund must include in its gross income securities it receives as payment-in-kind securities. Because the
Fund annually must distribute substantially all of its investment company taxable income, including any accreted discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise
Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives.
Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gains.

                                 UNDERWRITER

     Waddell & Reed acts as principal underwriter and distributor of the
Fund's shares pursuant to an underwriting agreement entered into between
Waddell & Reed and the Fund (the Underwriting Agreement). The Underwriting
Agreement requires Waddell & Reed to use its best efforts to sell the shares of the Fund but is not exclusive, and permits and recognizes that
Waddell & Reed also distributes shares of other investment companies and other securities. Shares are sold on a continuous basis. Waddell & Reed is not required to sell any particular number of shares, and sells shares only for purchase orders received. Under this agreement, Waddell & Reed pays the costs of sales literature, including the costs of shareholder reports used as sales literature.

                           PERFORMANCE INFORMATION

     Waddell & Reed or the Fund may, from time to time, publish the Fund's total return information and/or performance rankings in advertisements and sales materials.

Average Annual Total Returns

    The Fund, when advertising average annual total return for a class of its shares, computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

              n
       P(1 + T)   =  ERV

     Where:   P   =  a hypothetical initial payment of $1,000
              T   =  average annual total return
              n   =  period covered by computation expressed in years
              ERV =  ending redeemable value of a hypothetical $1,000
                     payment made at the beginning of the 1-, 5-, or 10-year
                     periods at the end of the 1-, 5-, or 10-year periods (or
                     fractional portion).

     The calculation for average annual total returns is made assuming that
(1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; and (2) all distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period.

    The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all non-recurring charges and the applicable sales charge at the end of the measuring period.

     The Fund may also quote unaveraged or cumulative total return for a class which reflects the change in value of an investment in that class over a stated period of time. Cumulative total returns will be calculated according to the formula indicated above but without averaging the rate for the number of years in the period.

Performance Rankings and Other Information

    Waddell & Reed or the Fund may also, from time to time, publish in advertisements or sales material the Fund's performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc., or by publications of general interest such as The Wall Street Journal, Business Week, Barron's, Fortune,
Morningstar, etc. The Fund may also compare its performance to that of other selected mutual funds or selected recognized market indicators such as the Standard & Poor's 500 Composite Stock Index and the Dow Jones
Industrial Average. Performance information may be quoted numerically or presented in a table, graph or other illustration. In connection with a ranking, the Fund may provide additional information, such as the particular category to which it relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense reimbursements.

    Performance information for the Fund may be accompanied by information about market conditions and other factors that affected the Fund's performance for the period(s) shown.

    All performance information that the Fund advertises or includes in sales material is historical in nature and is not intended to represent or guarantee future results. The value of the Fund's shares when redeemed may be more or less than their original cost.

                                 APPENDIX A

    The following are descriptions of some of the ratings of securities which the Fund may use. The Fund may also use ratings provided by other nationally recognized statistical rating organizations in determining the securities eligible for investment.

                         DESCRIPTION OF BOND RATINGS

       Standard & Poor's, a division of The McGraw-Hill Companies, Inc. A
Standard & Poor's (S&P) corporate bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.
This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees.

    The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

    The ratings are based on current information furnished to  S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

    The ratings are based, in varying degrees, on the following considerations:

     1.  Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

     2.  Nature of and provisions of the obligation;

     3.  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors'
         rights.

     AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA -- Debt rated AA also qualifies as high quality debt. Capacity to pay interest and repay principal is very strong, and debt rated AA differs from AAA issues only in a small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

     B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.
Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC -- Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal.
In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The
CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI -- The rating CI is reserved for income bonds on which no interest is being paid.

     D -- Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace periods. The D rating will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-) -- To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     Debt Obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     Bond Investment Quality Standards:  Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as investment grade ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

      Moody's Corporation. A brief description of the applicable Moody's
Corporation (Moody's) rating symbols and their meanings follows:

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.
Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE:  Bonds within the above categories which possess the strongest investment attributes are designated by the symbol 1 following the rating.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                   Description of Preferred Stock Ratings

       Standard & Poor's, a division of The McGraw-Hill Companies, Inc. An
S&P preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the debt rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

    The preferred stock ratings are based on the following considerations:

1.  Likelihood of payment - capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation;

2.  Nature of, and provisions of, the issue;

3.  Relative position of the issue in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    AAA -- This is the highest rating that may be assigned by Standard &
Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

    AA -- A preferred stock issue rated AA also qualifies as a high-
quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

    A -- An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    BBB -- An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the
'A' category.

    BB, B, CCC -- Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    CC -- The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

    C -- A preferred stock rated C is a non-paying issue.

    D -- A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

    NR -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

    Plus (+) or minus (-) -- To provide more detailed indications of preferred stock quality, the rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    A preferred stock rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

      Moody's Investors Service, Inc. Because of the fundamental differences between preferred stocks and bonds, a variation of Moody's familiar bond rating symbols is used in the quality ranking of preferred stock. The symbols are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

      Note:  Moody's applies numerical modifiers 1, 2 and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-
range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    Preferred stock rating symbols and their definitions are as follows:

    aaa -- An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

    aa -- An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

    a -- An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

    baa -- An issue which is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

    ba -- An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

    b -- An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

    caa -- An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

    ca -- An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

    c -- This is the lowest rated class of preferred or preference stock.
Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                        DESCRIPTION OF NOTE RATINGS

       Standard and Poor's, a division of The McGraw-Hill Companies, Inc.
An S&P note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-
term debt rating. The following criteria will be used in making that assessment.

  --Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).
  --Source of Payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

    The note rating symbols and definitions are as follows:

    SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+)
         designation.
    SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
    SP-3 Speculative capacity to pay principal and interest.

      Moody's Investors Service, Inc. Moody's Short-Term Loan Ratings -
Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run. Rating symbols and their meanings follow:

    MIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

    MIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

    MIG 3 -- This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

    MIG 4 -- This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                 DESCRIPTION OF COMMERCIAL PAPER RATINGS

       Standard & Poor's, a division of The McGraw-Hill Companies, Inc. An
S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.
Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to indicate the relative degree of safety. Issues assigned an A rating (the highest rating) are regarded as having the greatest capacity for timely payment. An A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. An A-2 rating indicates that capacity for timely payment is satisfactory; however, the relative degree of safety is not as high as for issues designated A-1.
Issues rated A-3 have adequate capacity for timely payment; however, they are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only speculative capacity for timely payment. A C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default, which occurs when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

      Moody's Corporation commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the designations of Prime 1, Prime 2 and Prime 3, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers.
Issuers rated Prime 1 have a superior capacity for repayment of short-term promissory obligations and repayment capacity will normally be evidenced by
(1) lending market positions in well established industries; (2) high rates of return on Funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime 2 also have a strong capacity for repayment of short-term promissory obligations as will normally be evidenced by many of the characteristics described above for Prime 1 issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation;
capitalization characteristics, while still appropriate, may be more affected by external conditions; and ample alternate liquidity is maintained. Issuers rated Prime 3 have an acceptable capacity for repayment of short-term promissory obligations, as will normally be evidenced by many of the characteristics above for Prime 1 issuers, but to a lesser degree.
The effect of industry characteristics and market composition may be more pronounced; variability in earnings and profitability may result in changes in the level of debt protection measurements and requirement for relatively high financial leverage; and adequate alternate liquidity is maintained.

      Fitch Ratings-National Short-term Credit Ratings

    F1-Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under
Fitch Ratings' national rating scale, this rating is assigned to the best credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the government. Where the credit risk is particularly strong, a + is added to the assigned rating.

    F2-Indicates a satisfactory capacity for timely payment of financial commitments relative other issuers in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

    F3-Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country.
However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

    B-Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

    C-Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issues in the same country.
Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

    D-Indicates actual or imminent payment default.

    Notes to Short-term national rating:

    + or - may be appended to a national rating to denote relative status within a major rating category. Such suffixes are not added to Short-term national ratings other than F1.

    Ratings Watch:  Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as Positive, indicating a potential upgrade, Negative, for a potential downgrade, or Evolving, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

                          REGISTRATION STATEMENT

                                  PART C

                             OTHER INFORMATION

23. Exhibits: W&R Funds, Inc.

    (a)  Articles of Incorporation, as amended, filed by EDGAR on May 16,
         1997 as EX-99.B1-charter to Post-Effective Amendment No. 8 to the
         Registration Statement on Form N-1A*

         Articles Supplementary, filed by EDGAR on May 16, 1997 as EX-
         99.B1-wrartsup to Post-Effective Amendment No. 8 to the
         Registration Statement on Form N-1A*

         Articles Supplementary (combination of Class B into Class C), filed by EDGAR on April 17, 2000 as EX-99.B(a)wrartsup to Post-
         Effective Amendment No. 14 to the Registration Statement on Form
         N-1A*

         Articles Supplementary, filed by EDGAR on June 30, 2000 as EX-
         99.B(a)wrartsup to Post-Effective Amendment No. 15 to the
         Registration Statement on Form N-1A*

         Articles of Amendment, effective October 2, 2000, filed by EDGAR on June 26, 2001 as EX-99.B(a)wrartamend1 to Post-Effective
         Amendment No. 17 to the Registration Statement on Form N-1A*

         Articles of Amendment, filed March 1, 2001, filed by EDGAR on
         June 26, 2001 as EX-99.B(a)wrartamend2 to Post-Effective
         Amendment No. 17 to the Registration Statement on Form N-1A*

    (b)  Bylaws, as amended, filed by EDGAR on June 27, 1996 as EX-99.B2-
         wrbylaw to Post-Effective Amendment No. 7 to the Registration
         Statement on Form N-1A*

         Amendment to Bylaws filed by EDGAR on April 30, 1999 as EX-
          99.B(b)-wrbylaw2 to Post-Effective Amendment No. 11 to the
         Registration Statement on Form N-1A*

         Amendment to Bylaws, dated May 17, 2000, filed by EDGAR on June
         26, 2001 as EX-99.B(b)wrbylawamend to Post-Effective Amendment
         No. 17 to the Registration Statement on Form N-1A*

    (c)  Not applicable

    (d)  Investment Management Agreement with amended fee schedule to reflect the addition of Science and Technology Fund and High
         Income Fund, filed by EDGAR on May 16, 1997 as EX-99.B5-wrima to
         Post-Effective Amendment No. 8 to the Registration Statement on
         Form N-1A*

         Fee Schedule (Exhibit A) to the Investment Management Agreement,
         as amended, filed by EDGAR on April 17, 2000 as EX-
         99.B(d)wrimafee to Post-Effective Amendment No. 14 to the
         Registration Statement on Form N-1A*

         Investment Management Agreement for Capital ProtectionPlus Fund,
         attached hereto as EX-99.B(d)cpima

         Subadvisory Contract between Waddell & Reed Investment Management
         Company and Gartmore Morley Capital Management, Inc. on behalf of
         Capital ProtectionPlus Fund, attached hereto as EX-
         99.B(d)wrfsubadv

    (e)  Underwriting Agreement filed by EDGAR on June 27, 1995 as EX-
         99.B6-wrua to Post-Effective Amendment No. 5 to the Registration
         Statement on Form N-1A*

         Amendment to Underwriting Agreement, dated July 24, 2002,
         attached hereto as EX-99.B(e)wrfuadel

    (f)  Not applicable

    (g)  Custodian Agreement, as amended, filed by EDGAR on April 17, 2000 as EX-99.B(g)wrca to Post-Effective Amendment No. 14 to the
         Registration Statement on Form N-1A*.

         Amendment to Custodian Agreement, dated July 1, 2001, attached hereto as EX-99.B(g)wrfcaamend. The Custodian Agreement for W&R
         Funds, Inc. Asset Strategy Fund is being filed as a
         representative copy. The Amendments to the Custodian Agreements for all funds in W&R Funds, Inc. are identical.

         Delegation Agreement, dated July 1, 2001, attached hereto as EX-
         99.B(g)wrfcadel. The Delegation Agreement for W&R Funds, Inc.
         Asset Strategy Fund is being filed as a representative copy. The
         Delegation Agreements for all funds in W&R Funds, Inc. are identical.

         Custodian Agreement for Capital ProtectionPlus Fund, attached hereto as EX-99.B(g)cpca

         Delegation Agreement for Capital ProtectionPlus Fund, attached hereto as EX-99.B(g)cpcadel

    (h)  Shareholder Servicing Agreement, as amended August 22, 2001, filed by EDGAR on July 29, 2002 as EX-99.B(h)wrfssa to Post-
         Effective Amendment No. 18 to the Registration Statement on Form
         N-1A*

         Amendment to the Shareholder Servicing Agreement, dated July 24,
         2002, attached hereto as EX-99.B(h)wrfssadel

         Exhibit B to the Shareholder Servicing Agreement, as amended
         February 19,2003, attached hereto as EX-99.B(h)wrfssaexb

         Exhibit C to the Shareholder Servicing Agreement, effective
         August 31, 2002, attached hereto as EX-99.B(h)wrfssaexc

         Accounting Services Agreement filed by EDGAR on October 3, 1995, as EX-99.B9-wrasa to Post-Effective Amendment No. 6 to the
         Registration Statement on Form N-1A*

         Amendment to Accounting Services Agreement, effective September
         1, 2000, filed by EDGAR on June 26, 2001 as EX-99.B(h)wrasaamend to Post-Effective Amendment No. 17 to the Registration Statement
         on Form N-1A*

    (i)  Opinion and Consent of Counsel, attached hereto as EX-
         99.B(i)wrlegopn

    (j)  Not applicable

    (k)  Not applicable

    (l)  Agreement with initial shareholder, Waddell & Reed, Inc. filed by
         EDGAR on June 2, 1992 as Exhibit (b)(13) to Pre-Effective
         Amendment No. 1 to the initial Registration Statement on Form N-
         1A*.

         Agreement with Initial Shareholder of Waddell & Reed Funds, Inc.
         Asset Strategy Fund, filed by EDGAR on June 27, 1995 as EX-
         99.B13-wragree to Post-Effective Amendment No. 5 to the
         Registration Statement on Form N-1A*

    (m)  Distribution and Service Plan for Class Y shares, filed by EDGAR on October 3, 1995 as EX-99.B15-wrdspcy to Post-Effective
         Amendment No. 6 to the Registration Statement on Form N-1A*

         Distribution and Service Plan for Class C shares, filed by EDGAR on July 2, 1999 as EX-99.B(m)wrdspc to Post-Effective Amendment
         No. 13 to the Registration Statement on Form N-1A*

         Distribution and Service Plan for Class A shares, revised May 16,
         2001, filed by EDGAR on June 26, 2001 as EX-99.B(m)wrdspca to
         Post-Effective Amendment No. 17 to the Registration Statement on
         Form N-1A*

         Distribution and Service Plan for Class B shares, filed by EDGAR on June 30, 2000 as EX-99.B(m)wrdspcB to Post-Effective Amendment
         No. 15 to the Registration Statement on Form N-1A*

    (n)  Not applicable

    (o)  Multiple Class Plan, as effective February 19, 2003, attached hereto as EX-99.B(o)wrfmcp

    (p)  Code of Ethics, as amended November 13, 2002, attached hereto as
         Ex-99.B(p)wrfcode

24. Persons Controlled by or under common control with Registrant
    -------------------------------------------------------------
    None

25. Indemnification
    ---------------
    Reference is made to Article 10.2 of the Articles of Incorporation of
    Registrant, filed by EDGAR on May 16, 1997 as EX-99.B1-charter to
    Post-Effective Amendment No. 8 to the Registration Statement on Form
    N-1A*; Article IX of the Bylaws, as amended May 17, 2000, filed by
    EDGAR on June 26, 2001 as EX-99.B2-wrbylawamend to Post-Effective
    Amendment No. 17 to the Registration Statement on Form N-1A*; and
    Article V of the Underwriting Agreement filed by EDGAR on June 27,
    1995 as EX-99.B6-wrua to the Post-Effective Amendment No. 5 to the
    Registration Statement on Form N-1A*, each of which provides indemnification. Also refer to Section 2-418 of the Maryland General
    Corporation Law regarding indemnification of directors, officers, employees and agents.

    Registrant undertakes to carry out all indemnification provisions of its Articles of Incorporation, Bylaws, and the above-described contracts in accordance with the Investment Company Act Release No.
    11330 (September 4, 1980) and successor releases.

    Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the
    Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable.
    In the event that a claim for indemnification against such liabilities
    (other than the payment by the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

26. Business and Other Connections of Investment Manager
    ----------------------------------------------------
    Waddell & Reed Investment Management Company (WRIMCO) is the
    investment manager of the Registrant. Under the terms of an Investment
    Management Agreement between WRIMCO and the Registrant, WRIMCO is to provide investment management services to the Registrant. WRIMCO is a corporation which is not engaged in any business other than the provision of investment management services to those registered investment companies described in Part A and Part B of this Post-
    Effective Amendment and to other investment advisory clients.

    Each director and executive officer of WRIMCO has had as his sole business, profession, vocation or employment during the past two years only his duties as an executive officer and/or employee of WRIMCO or its predecessors, except as to persons who are directors and/or officers of the Registrant and have served in the capacities shown in the Statement of Additional Information (SAI) of the Registrant. The
    address of the officers is 6300 Lamar Avenue, Shawnee Mission, Kansas
    66202-4200.

    As to each director and officer of WRIMCO, reference is made to Part A and Part B of the Prospectus and SAI of this Registrant.

27. Principal Underwriter and Distributor
    -------------------------------------
    (a)  Waddell & Reed, Inc. is the principal underwriter and distributor of the Registrant's shares. It is also the principal underwriter to the following investment companies:

         Waddell & Reed Advisors Asset Strategy Fund, Inc.
         Waddell & Reed Advisors Cash Management, Inc.
         Waddell & Reed Advisors Continental Income Fund, Inc.
         Waddell & Reed Advisors Fixed Income Funds, Inc.
         Waddell & Reed Advisors Funds, Inc.
         Waddell & Reed Advisors Global Bond Fund, Inc.
         Waddell & Reed Advisors High Income Fund, Inc.
         Waddell & Reed Advisors International Growth Fund, Inc.
         Waddell & Reed Advisors Municipal Bond Fund, Inc.
         Waddell & Reed Advisors Municipal High Income Fund, Inc.
         Waddell & Reed Advisors New Concepts Fund, Inc.
         Waddell & Reed Advisors Retirement Shares, Inc.
         Waddell & Reed Advisors Small Cap Fund, Inc.
         Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
         Waddell & Reed Advisors Value Fund, Inc.
         Waddell & Reed Advisors Vanguard Fund, Inc.
         Waddell & Reed Advisors Select Life
         Waddell & Reed Advisors Survivorship Life
         Waddell & Reed Advisors Select Annuity
         Waddell & Reed Advisors Select Plus Annuity
         Waddell & Reed InvestEd Portfolios, Inc.

    (b)  The information contained in the underwriter's application on
         Form BD, as filed on January 23, 2003 SEC No. 8-27030 under the
         Securities Exchange Act of 1934, is herein incorporated by reference.

    (c)  No compensation was paid by the Registrant to any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person.

28. Location of Accounts and Records
    --------------------------------
    The accounts, books and other documents required to be maintained by
    Registrant pursuant to Section 31(a) of the Investment Company Act of
    1940 and rules promulgated thereunder are under the possession of
    Mr. Theodore W. Howard and Ms. Kristen A. Richards, as officers of the
    Registrant, each of whose business address is Post Office Box 29217,
    Shawnee Mission, Kansas  66201-9217.

29. Management Services
    -------------------
    There are no service contracts other than as discussed in Part A and B of this Post-Effective Amendment and listed in response to Items
    23.(h) and 23.(m) hereof.

30. Undertakings
    --------------
    Not applicable

---------------------------------
*Incorporated herein by reference

                           POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, That each of the undersigned,   WADDELL
& REED ADVISORS ASSET STRATEGY FUND, INC., WADDELL & REED ADVISORS CASH
MANAGEMENT, INC., WADDELL & REED ADVISORS CONTINENTAL INCOME FUND, INC.,
WADDELL & REED ADVISORS FUNDS, INC., WADDELL & REED ADVISORS GLOBAL BOND
FUND, INC., WADDELL & REED ADVISORS FIXED INCOME FUNDS, INC., WADDELL &
REED ADVISORS HIGH INCOME FUND, INC., WADDELL & REED ADVISORS INTERNATIONAL
GROWTH FUND, INC., WADDELL & REED ADVISORS MUNICIPAL BOND FUND, INC.,
WADDELL & REED ADVISORS MUNICIPAL HIGH INCOME FUND, INC., WADDELL & REED
ADVISORS MUNICIPAL MONEY MARKET FUND, INC., WADDELL & REED ADVISORS NEW
CONCEPTS FUND, INC., WADDELL & REED ADVISORS RETIREMENT SHARES, INC.,
WADDELL & REED ADVISORS SMALL CAP FUND, INC., WADDELL & REED ADVISORS TAX-
MANAGED EQUITY FUND, INC., WADDELL & REED ADVISORS VALUE FUND, INC.,
WADDELL & REED ADVISORS VANGUARD FUND, INC., W&R TARGET FUNDS, INC.,   W&R
FUNDS, INC. AND WADDELL & REED INVESTED PORTFOLIOS, INC. (each hereinafter called the Corporation), and certain directors and officers for the
Corporation, do hereby constitute and appoint KEITH A. TUCKER, DANIEL C.
SCHULTE and KRISTEN A. RICHARDS, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable each Corporation to comply with the Securities Act of
1933 and/or the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933 and/or the Investment Company Act of 1940,
as amended, including specifically, but without limitation of the foregoing, power and authority to sign the names of each of such directors and officers in his/her behalf as such director or officer as indicated
below opposite his/her signature hereto, to any Registration Statement and to any amendment or supplement to the Registration Statement filed with the
Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and to any instruments or documents filed or to be filed as a part of or in connection with such
Registration Statement or amendment or supplement thereto; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

Date:  May 15, 2002                    /s/Henry J. Herrmann
                                       --------------------------
                                       Henry J. Herrmann, President

/s/Keith A. Tucker          Chairman of the Board       May 15, 2002
-------------------                                     -----------------
Keith A. Tucker

/s/Henry J. Herrmann        President and Director      May 15, 2002
--------------------                                    -----------------
Henry J. Herrmann

/s/Theodore W. Howard       Vice President, Treasurer   May 15, 2002
--------------------        and Principal Accounting    -----------------
Theodore W. Howard          Officer

/s/James M. Concannon       Director                    May 15, 2002
--------------------                                    -----------------
James M. Concannon

/s/John A. Dillingham       Director                    May 15, 2002
--------------------                                    -----------------
John A. Dillingham

/s/David P. Gardner         Director                    May 15, 2002
-------------------                                     -----------------
David P. Gardner

/s/Linda K. Graves          Director                    May 15, 2002
--------------------                                    -----------------
Linda K. Graves

/s/Joseph Harroz, Jr.       Director                    May 15, 2002
--------------------                                    -----------------
Joseph Harroz, Jr.

/s/John F. Hayes            Director                    May 15, 2002
--------------------                                    -----------------
John F. Hayes

/s/Robert L. Hechler        Director                    May 15, 2002
--------------------                                    -----------------
Robert L. Hechler

/s/Glendon E. Johnson       Director                    May 15, 2002
--------------------                                    -----------------
Glendon E. Johnson

/s/Frank J. Ross, Jr.       Director                    May 15, 2002
--------------------                                    -----------------
Frank J. Ross, Jr.

/s/Eleanor B. Schwartz      Director                    May 15, 2002
--------------------                                    -----------------
Eleanor B. Schwartz

/s/Frederick Vogel III      Director                    May 15, 2002
--------------------                                    -----------------
Frederick Vogel III

Attest:

/s/Kristen A. Richards
--------------------------------
Kristen A. Richards
Secretary

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(a) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Overland Park, and
State of Kansas, on the 29th day of January, 2003.

                             W&R FUNDS, INC.

                               (Registrant)

                         By /s/ Henry J. Herrmann*
                        ------------------------
                      Henry J. Herrmann, President

     Pursuant to the requirements of the Securities Act of 1933, and/or the
Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

     Signatures           Title
    ----------            -----

/s/Keith A. Tucker*      Chairman of the Board         January 29, 2003
----------------------                                 ------------------
Keith A. Tucker

/s/Henry J. Herrmann*    President and Director        January 29, 2003
----------------------                                 ------------------
Henry J. Herrmann

/s/Theodore W. Howard*   Vice President, Treasurer,    January 29, 2003
----------------------   Principal Financial Officer   ------------------
Theodore W. Howard       and Principal Accounting
                         Officer

/s/James M. Concannon*   Director                      January 29, 2003
-------------------                                    ------------------
James M. Concannon

/s/John A. Dillingham*   Director                      January 29, 2003
-------------------                                    ------------------
John A. Dillingham

/s/David P. Gardner*     Director                      January 29, 2003
-------------------                                    ------------------
David P. Gardner

/s/Linda K. Graves*      Director                      January 29, 2003
-------------------                                    ------------------
Linda K. Graves

/s/Joseph Harroz, Jr.*   Director                      January 29, 2003
-------------------                                    ------------------
Joseph Harroz, Jr.

/s/John F. Hayes*        Director                      January 29, 2003
-------------------                                    ------------------
John F. Hayes

/s/Robert L. Hechler*    Director                      January 29, 2003
----------------------                                 ------------------
Robert L. Hechler

/s/Glendon E. Johnson*   Director                      January 29, 2003
-------------------                                    ------------------
Glendon E. Johnson

/s/Frank J. Ross, Jr.*   Director                      January 29, 2003
-------------------                                    ------------------
Frank J. Ross, Jr.

/s/Eleanor B. Schwartz*  Director                      January 29, 2003
-------------------                                    ------------------
Eleanor B. Schwartz

/s/Frederick Vogel III*  Director                      January 29, 2003
-------------------                                    ------------------
Frederick Vogel III

*By:/s/Kristen A. Richards
------------------------
  Kristen A. Richards
  Attorney-in-Fact

ATTEST:/s/Daniel C. Schulte
---------------------------
  Daniel C. Schulte
  Assistant Secretary